UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2015

ITEM 1. REPORTS TO SHAREHOLDERS.

John Hancock

International Core Fund

Semiannual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
International Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
27	Financial statements
31	Financial highlights
43	Notes to financial statements
53	Continuation of investment advisory and subadvisory agreements
59	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	On 6-9-06, through a reorganization, the fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund's Class III shares' returns have been recalculated to reflect the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global markets declined

Most developed-market stock indexes outside the United States declined amid a challenging global economic environment and low energy prices.

European holdings, energy positions detracted

Overweights in European value stocks and in the energy sector weighed on the fund's relative results.

Positioning in Australia and selected sectors contributed

The fund's underweight in Australia and positioning in the telecommunication services and materials sectors added relative value.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

Foreign investing has additional risks, such as currency and market volatility, and political and social instability. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Large company stocks could fall out of favor. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager David Cowan, Ph.D., GMO

David Cowan, Ph.D.
Portfolio Manager
GMO

What factors drove the negative return for the fund's benchmark, the MSCI EAFE Index, during the six-month period?

While the U.S. economy remained strong, economic news from other key developed markets such as Japan and Europe was somewhat disappointing. European markets were shaken by a sovereign debt crisis in Greece, although an eventual deal that the Greek government reached with creditors in July offered a fairly orderly resolution. The negative impact that the Greek crisis had on investor sentiment was mitigated somewhat by the European Central Bank's continued implementation of a program to stimulate markets and the economy through the purchase of sovereign bonds from member countries of the eurozone. Despite this initiative and record-low benchmark lending rates, inflation in the eurozone remained below policymakers' target level. In Japan, the economic initiatives of Prime Minister Shinzo Abe's government failed to yield a significant turnaround in the nation's economy. However, Japanese equities were supported by modest improvement in corporate earnings and economic reforms adopted by the Abe government.

After falling sharply in late 2014, oil prices failed to recover significantly during the period, despite briefly climbing in March. The slump in oil prices and soft prices for most other commodities had a negative impact on most energy and materials stocks, although the reduced energy prices provided a tailwind for the economies of certain energy-importing countries. The outlook for global growth was constrained, in part because of concerns that a growth slowdown in China, an emerging market, could have a negative impact on economic activity in developed markets, particularly Asian trading partners with China, such as Japan. These concerns, and China's devaluation of its currency in August, weighed on developed-market stocks in the latter part of the period.

How did this environment affect the portfolio team's management of the fund?

The market environment generally does not cause us to alter our approach. With its relatively balanced reliance on valuation-based stock selection techniques combined with our top-down assessment, we maintained an approach that we believe makes the fund flexible and responsive to a variety of market conditions. In our view, the constrained economic outlook for many of the

4

"The fund's overweight in European value stocks... weighed on performance, as these equities underperformed their growth-oriented counterparts in the European equity market."
world's developed markets highlights the need for strong investment principles and a disciplined investment process.

The fund underperformed relative to its benchmark. What factors had the most significant negative impact?

The fund's overweight in European value stocks, including U.K. equities, relative to the benchmark weighed on performance, as these equities underperformed their growth-oriented counterparts in the European equity market. Another significant factor was the fund's overweight in energy, one of the worst-performing sectors during the period. The slump in oil prices reduced profitability for many energy companies, and the three holdings that had the largest negative impact on the fund's relative performance were integrated energy firms whose shares declined sharply: Royal Dutch Shell PLC (Netherlands), BP PLC (U.K.), and Total SA (France). Among other individual positions, significant detractors included overweights in automakers Nissan Motor Co., Ltd. (Japan) and Renault SA (France). At the country level, our stock selection in France and Germany significantly detracted from relative performance.

What factors contributed to the fund's relative performance?

At the country level, the fund's underweight in Australian equities contributed to relative results, as the Australian equity market underperformed. The slump in commodity prices weighed on Australia's prominent commodities producers and on its economy more broadly.

TOP 10 HOLDINGS AS OF 8/31/15 (%)

Total SA	4.0
Valeant Pharmaceuticals International, Inc.	3.5
AstraZeneca PLC	3.2
BP PLC	3.0
Nissan Motor Company, Ltd.	2.6
GlaxoSmithKline PLC	2.3
Telefonica SA	2.3
Royal Dutch Shell PLC, A Shares	2.3
BASF SE	2.2
Vodafone Group PLC	2.2
TOTAL	27.6
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"As has been the case for several years, we continue to favor European value stocks in the international market, owing to valuations that we find attractive."

At the sector level, the fund's overweight in telecommunication services and our stock selection within the sector significantly aided relative results. Within materials, our stock selection and the fund's underweight had a positive impact on returns compared with the benchmark.

Among the individual positions that significantly contributed were overweights in Nippon Telegraph & Telephone Corp. (Japan), Valeant Pharmaceuticals International, Inc. (Canada), and telecommunications company Vodafone Group PLC (U.K.).

How was the fund positioned at the end of the period?

As has been the case for several years, we continue to favor European value stocks in the international market, owing to valuations that we find attractive. At the end of the period, this positioning left the portfolio significantly overweight in the energy, telecommunication services, consumer discretionary, and utilities sectors.

The fund's overweight in energy stems in part from our view that recent share price declines within the sector have left many energy stocks with attractive valuations. As a result, three of the fund's top 10 largest equity positions at the end of the period were in energy companies: Total, BP, and Royal Dutch Shell.

The most significant underweight at the sector level was in financials. By country, the fund was overweight in France, the United Kingdom, Germany, Italy, and Spain, among others.

TOP 10 COUNTRIES AS OF 8/31/15 (%)

Japan	21.3
United Kingdom	17.4
France	14.1
Germany	9.8
Canada	5.5
Netherlands	5.1
Spain	4.1
Italy	3.4
Switzerland	2.5
Sweden	1.6
TOTAL	84.8
As a percentage of net assets.
Cash and cash equivalents are not included.

6

Were there any substantive changes in the fund's operations?

The day after the end of the period, effective September 1, 2015, Neil Constable, Ph.D., and Chris Fortson were named portfolio managers of the fund. Thomas R. Hancock, Ph.D., no longer serves as a portfolio manager of the fund. David Cowan, Ph.D., Ben Inker, CFA, and Sam Wilderman, CFA, continue to serve as portfolio managers of the fund.

MANAGED BY

David Cowan, Ph.D. On the fund since 2009 Investing since 2006
Ben Inker, CFA On the fund since 2014 Investing since 1992
Sam Wilderman, CFA On the fund since 2014 Investing since 1996
Neil Constable, Ph.D. On the fund since 2015 Investing since 2003
Chris Fortson On the fund since 2015 Investing since 2006

The views expressed in this report are exclusively those of David Cowan, Ph.D., GMO, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception		6-month	5-year	Since inception
Class A	-14.46	5.80	2.36	[1]	-12.10	32.59	26.15	[1]
Class B2	-15.02	5.77	2.14	[1]	-12.46	32.37	23.47	[1]
Class C2	-11.55	6.09	2.14	[1]	-8.77	34.38	23.49	[1]
Class I2,3	-9.65	7.31	3.34	[1]	-7.32	42.29	38.72	[1]
Class R1[2,3]	-10.32	6.50	2.59	[1]	-7.69	37.02	28.96	[1]
Class R2[2,3]	-10.14	6.38	2.06	[1]	-7.59	36.21	22.46	[1]
Class R3[3]	-10.24	6.62	6.61	[4]	-7.64	37.76	49.51	[4]
Class R4[3]	-9.88	7.00	6.98	[4]	-7.45	40.26	52.80	[4]
Class R5[3]	-9.70	7.25	7.25	[4]	-7.36	41.93	55.20	[4]
Class R6[2,3]	-9.53	7.41	3.52	[1]	-7.28	42.94	41.18	[1]
Class 1[3]	-9.58	7.40	1.46	[5]	-7.31	42.87	13.60	[5]
Class NAV[3]	-9.54	7.44	1.86	[6]	-7.29	43.17	18.08	[6]
Index†	-7.07	7.53	4.14	[1]	-5.99	43.75	49.69	[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Gross (%)	1.40	2.10	2.10	1.08	1.74	1.49	1.64	1.34	1.04	0.99	1.02	0.97
Net (%)	1.38	2.10	2.10	1.08	1.74	1.49	1.64	1.24	1.04	0.97	1.02	0.97

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI EAFE Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI EAFE Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B2,7	9-16-05	12,347	12,347	14,969
Class C2,7	9-16-05	12,349	12,349	14,969
Class I2,3	9-16-05	13,872	13,872	14,969
Class R1[2,3]	9-16-05	12,896	12,896	14,969
Class R2[2,3]	9-16-05	12,246	12,246	14,969
Class R3[3]	5-22-09	14,951	14,951	16,609
Class R4[3]	5-22-09	15,280	15,280	16,609
Class R5[3]	5-22-09	15,520	15,520	16,609
Class R6[2,3]	9-16-05	14,118	14,118	14,969
Class 1[3]	11-6-06	11,360	11,360	11,905
Class NAV[3]	8-29-06	11,808	11,808	12,504

The MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 9-16-05. On 6-9-06, through a reorganization, the fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund's Class III shares' returns have been recalculated to reflect the gross fees and expenses of Class A shares.
2	Class B, Class C, Class I, and Class R1 shares were first offered on 6-12-06; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I, Class R1, Class R6, and Class R2 shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	From 5-22-09.
5	From 11-6-06.
6	From 8-29-06.
7	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Beginning Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$925.30	$6.79	1.40%
Class B	1,000.00	921.50	10.63	2.20%
Class C	1,000.00	921.50	10.44	2.16%
Class I	1,000.00	926.80	5.24	1.08%
Class R1	1,000.00	923.10	8.99	1.86%
Class R2	1,000.00	924.10	7.89	1.63%
Class R3	1,000.00	923.60	8.31	1.72%
Class R4	1,000.00	925.50	6.51	1.35%
Class R5	1,000.00	926.40	5.60	1.16%
Class R6	1,000.00	927.20	4.64	0.96%
Class 1	1,000.00	926.90	4.88	1.01%
Class NAV	1,000.00	927.10	4.63	0.96%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.10	$7.12	1.40%
Class B	1,000.00	1,014.10	11.15	2.20%
Class C	1,000.00	1,014.30	10.94	2.16%
Class I	1,000.00	1,019.70	5.49	1.08%
Class R1	1,000.00	1,015.80	9.42	1.86%
Class R2	1,000.00	1,016.90	8.27	1.63%
Class R3	1,000.00	1,016.50	8.71	1.72%
Class R4	1,000.00	1,018.40	6.83	1.35%
Class R5	1,000.00	1,019.30	5.87	1.16%
Class R6	1,000.00	1,020.30	4.86	0.96%
Class 1	1,000.00	1,020.10	5.11	1.01%
Class NAV	1,000.00	1,020.30	4.85	0.96%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

11

Fund's investments

As of 8-31-15 (unaudited)
	Shares	Value
Common stocks 91.2%		$1,546,251,856
(Cost $1,680,752,988)
Australia 1.2%		19,838,532
Abacus Property Group	7,244	15,821
AMP, Ltd.	125,541	531,031
ASX, Ltd.	7,461	209,267
Australia & New Zealand Banking Group, Ltd.	102,935	2,047,259
Bendigo & Adelaide Bank, Ltd.	20,474	159,713
BT Investment Management, Ltd.	13,022	88,962
BWP Trust	21,696	48,734
Challenger, Ltd.	20,608	104,703
Charter Hall Group	14,359	45,282
Charter Hall Retail REIT	10,741	30,646
Commonwealth Bank of Australia	44,276	2,365,495
Cromwell Property Group	52,446	38,205
Dexus Property Group	45,837	239,886
Echo Entertainment Group, Ltd.	76,293	266,599
Fairfax Media, Ltd.	170,865	103,750
Federation Centres	271,626	546,035
Genworth Mortgage Insurance Australia, Ltd.	32,739	62,359
Goodman Group	75,989	328,417
Insurance Australia Group, Ltd.	113,497	409,159
Investa Office Fund	19,806	54,152
IOOF Holdings, Ltd.	28,603	182,130
Lend Lease Group	26,298	260,214
Macquarie Group, Ltd.	21,545	1,162,885
Magellan Financial Group, Ltd.	4,962	67,562
Mirvac Group	212,934	264,715
National Australia Bank, Ltd.	68,104	1,510,099
Nine Entertainment Company Holdings, Ltd.	35,142	41,425
Perpetual, Ltd.	5,166	158,371
Premier Investments, Ltd.	3,366	29,669
Seven West Media, Ltd.	77,411	45,664
Shopping Centres Australasia Property Group	18,234	25,545
Stockland	130,997	363,968
Suncorp Group, Ltd.	59,993	547,462
Telstra Corp., Ltd.	357,300	1,465,865
The GPT Group	103,309	330,162
Westfield Corp. (I)	95,017	657,970
Westpac Banking Corp.	111,824	2,483,086
Woodside Petroleum, Ltd.	108,153	2,489,215
WorleyParsons, Ltd.	10,680	57,050

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Austria 0.3%		$6,013,247
OMV AG	96,625	2,473,696
UNIQA Insurance Group AG	1,903	15,916
voestalpine AG	96,648	3,523,635
Belgium 0.9%		14,914,162
Ageas	16,196	661,176
D'ieteren SA	617	22,745
Delhaize Group	81,184	7,264,037
Gimv NV	269	12,755
KBC Ancora	1,023	40,849
Mobistar SA (I)	2,044	42,506
Proximus	142,808	5,122,532
Solvay SA	10,666	1,251,599
Umicore SA	12,429	495,963
Canada 5.5%		93,610,392
Allied Properties Real Estate Investment Trust	3,800	100,690
Artis Real Estate Investment Trust	5,700	53,118
Bank of Montreal	47,500	2,563,469
BCE, Inc.	23,500	950,289
Canadian Apartment Properties REIT	4,500	95,774
Canadian Imperial Bank of Commerce	29,300	2,153,403
Canadian Natural Resources, Ltd.	2,400	54,089
Canadian Tire Corp., Ltd., Class A	3,200	302,098
Cenovus Energy, Inc.	9,000	130,458
CI Financial Corp.	12,800	305,990
Cogeco Cable, Inc.	1,600	80,766
Cominar Real Estate Investment Trust	9,100	112,263
Corus Entertainment, Inc., B Shares	5,600	60,827
Fairfax Financial Holdings, Ltd.	800	372,004
Genworth MI Canada, Inc.	6,500	150,593
Granite Real Estate Investment Trust	1,900	55,544
Great-West Lifeco, Inc.	12,600	322,087
IGM Financial, Inc.	5,500	157,400
Imperial Oil, Ltd.	4,400	155,351
Industrial Alliance Insurance & Financial Services, Inc.	3,900	124,565
Intact Financial Corp.	5,100	352,961
Laurentian Bank of Canada	1,500	55,207
Linamar Corp.	5,000	262,656
Magna International, Inc.	56,200	2,773,262
National Bank of Canada	25,600	842,566
Power Corp. of Canada	18,200	398,419
Power Financial Corp.	11,600	285,151
RONA, Inc.	3,600	38,857
Royal Bank of Canada	89,200	4,972,581

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Canada (continued)
Smart Real Estate Investment Trust	5,200	$115,692
Sun Life Financial, Inc.	31,600	1,004,494
Suncor Energy, Inc.	323,200	9,153,566
The Bank of Nova Scotia	19,400	888,012
The Toronto-Dominion Bank	101,000	4,028,945
Valeant Pharmaceuticals International, Inc. (I)	260,786	60,137,245
Colombia 0.0%		349,857
Pacific Exploration and Production Corp. (L)	103,200	349,857
Denmark 0.7%		11,616,820
AP Moeller - Maersk A/S, Class B	2,915	4,964,442
Carlsberg A/S, Class B	24,762	1,871,001
Novo Nordisk A/S, B Shares	1,021	56,370
Pandora A/S	14,038	1,622,662
Sydbank A/S	2,356	89,559
TDC A/S	155,984	986,181
Tryg A/S	4,367	85,728
Vestas Wind Systems A/S	36,422	1,940,877
Finland 0.8%		13,789,898
Fortum OYJ	180,622	2,923,743
Metso OYJ (L)	14,684	361,743
Neste OYJ	74,097	1,899,592
Nokia OYJ	282,516	1,772,490
Sampo OYJ, A Shares	19,847	956,118
Sponda OYJ	6,930	27,875
Stora Enso OYJ, R Shares	78,673	698,022
Tieto OYJ	56,426	1,444,344
UPM-Kymmene OYJ	222,947	3,705,971
France 14.1%		238,391,829
AXA SA	244,178	6,150,575
BNP Paribas SA	85,854	5,407,973
Bouygues SA	97,223	3,702,363
Carrefour SA	54,949	1,784,061
Casino Guichard Perrachon SA	26,164	1,652,774
Christian Dior SE	22,941	4,246,774
Cie de Saint-Gobain	132,787	6,094,497
Cie Generale des Etablissements Michelin	70,435	6,801,183
CNP Assurances	7,127	109,905
Credit Agricole SA (L)	7,784	105,230
Electricite de France SA	81,831	1,765,160
Engie	780,515	13,939,926
Euler Hermes Group	214	22,050
Hermes International	82	29,095

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	450	$74,898
Mercialys SA	2,208	49,716
Metropole Television SA	2,391	46,236
Nexity SA	1,338	59,778
Orange SA	1,104,935	17,474,759
Peugeot SA (I)	2,610	44,871
Rallye SA	28,655	700,528
Renault SA	327,192	27,093,488
Rexel SA	92,931	1,423,617
Sanofi	295,256	29,041,767
Schneider Electric SE	230,742	14,543,807
SCOR SE	8,574	301,785
Societe Generale SA	35,973	1,747,858
Suez Environnement Company	121,853	2,191,736
Total SA	1,475,352	68,022,871
Valeo SA	11,395	1,426,968
Vallourec SA (L)	59,339	757,556
Veolia Environnement SA	12,938	282,565
Vinci SA	52,516	3,378,000
Vivendi SA	725,911	17,917,459
Germany 8.8%		149,668,176
Allianz SE	38,693	6,165,044
Alstria Office REIT AG (I)	5,693	76,191
Aurubis AG	43,716	2,894,150
BASF SE	460,690	37,014,840
Bayerische Motoren Werke AG	95,125	8,742,978
Bilfinger SE (L)	20,081	804,936
Daimler AG	281,874	22,593,395
Deutsche EuroShop AG	803	35,712
Deutsche Lufthansa AG (I)	253,627	3,077,485
Deutsche Telekom AG	747,245	12,746,854
E.ON SE	812,938	9,186,847
Freenet AG	18,094	573,897
Fresenius Medical Care AG & Company KGaA	27,202	2,071,860
Hannover Rueck SE	4,802	487,356
HeidelbergCement AG	29,894	2,254,485
K+S AG	140,802	5,255,219
LEG Immobilien AG (I)	2,959	221,826
Leoni AG	38,892	2,353,854
Metro AG	97,078	2,822,567
Muenchener Rueckversicherungs AG	26,837	4,922,750
ProSiebenSat.1 Media SE	80,305	3,900,302
Rheinmetall AG	6,591	405,660

SEE NOTES TO FINANCIAL STATEMENTS15

	Shares	Value
Germany (continued)
RWE AG	229,422	$3,435,097
Salzgitter AG	37,867	1,175,274
Siemens AG	145,119	14,384,568
Volkswagen AG	11,073	2,065,029
Hong Kong 1.0%		17,815,663
BOC Hong Kong Holdings, Ltd.	393,000	1,328,018
Champion REIT	52,000	26,050
CK Hutchison Holdings, Ltd.	128,472	1,711,139
Dah Sing Banking Group, Ltd.	36,400	68,722
Dah Sing Financial Holdings, Ltd.	4,800	26,146
First Pacific Company, Ltd.	68,000	44,291
Great Eagle Holdings, Ltd.	3,000	9,328
Hang Lung Properties, Ltd.	128,000	289,776
Hang Seng Bank, Ltd.	45,700	812,847
Henderson Land Development Company, Ltd.	83,000	512,318
HKT Trust & HKT, Ltd.	85,000	98,290
Hongkong Land Holdings, Ltd.	85,600	593,079
Hutchison Telecommunications Hong Kong Holdings, Ltd.	36,000	14,516
Hysan Development Company, Ltd.	27,000	108,589
Kerry Properties, Ltd.	25,000	74,996
Luk Fook Holdings International, Ltd.	25,000	64,508
Man Wah Holdings, Ltd.	24,400	25,763
New World Development Company, Ltd.	409,000	416,263
Noble Group, Ltd. (L)	3,343,900	1,293,120
Pacific Textiles Holdings, Ltd.	41,000	58,697
PCCW, Ltd.	319,000	168,068
Power Assets Holdings, Ltd.	79,000	680,025
Sino Land Company, Ltd.	82,000	121,713
SJM Holdings, Ltd.	374,000	338,626
SmarTone Telecommunications Holdings, Ltd.	28,000	50,102
Sun Hung Kai & Company, Ltd.	26,000	16,597
Sun Hung Kai Properties, Ltd.	217,589	2,760,940
Swire Pacific, Ltd., Class A	185,000	2,029,348
Swire Properties, Ltd.	45,400	138,619
Techtronic Industries Company, Ltd.	70,000	253,146
Television Broadcasts, Ltd.	12,500	46,918
Texwinca Holdings, Ltd.	34,000	32,352
The Bank of East Asia, Ltd.	69,600	239,533
The Link REIT	83,000	440,118
The Wharf Holdings, Ltd.	421,000	2,372,322
Value Partners Group, Ltd.	210,000	189,222
Wheelock & Company, Ltd.	24,000	108,954
Xinyi Glass Holdings, Ltd.	200,000	89,794

16SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings, Ltd.	45,500	$162,810
Ireland 0.0%		120,527
CRH PLC	2,141	63,993
Shire PLC	731	56,534
Israel 0.3%		4,399,535
Alony Hetz Properties & Investments, Ltd.	1,604	12,356
Bank Hapoalim BM	30,941	156,928
Bank Leumi Le-Israel BM (I)	43,114	157,088
Bezeq The Israeli Telecommunication Corp., Ltd.	118,280	212,339
Check Point Software Technologies, Ltd. (I)	19,500	1,521,195
Delek Automotive Systems, Ltd.	1,007	10,591
First International Bank of Israel, Ltd.	1,054	13,161
Gazit-Globe, Ltd.	2,941	30,212
Harel Insurance Investments & Financial Services, Ltd.	4,113	18,770
Israel Discount Bank, Ltd., Class A (I)	34,481	63,847
Mizrahi Tefahot Bank, Ltd.	3,507	40,781
Partner Communications Company, Ltd. (I)	32,620	142,328
Teva Pharmaceutical Industries, Ltd.	30,991	2,019,939
Italy 3.4%		58,176,086
A2A SpA	891,883	1,090,893
ACEA SpA	1,242	17,037
Credito Emiliano SpA	2,447	19,644
Enel SpA	3,050,313	13,716,439
Eni SpA	1,496,840	24,706,645
EXOR SpA	11,463	526,053
Finmeccanica SpA (I)	167,249	2,259,985
Mediaset SpA	444,954	2,126,993
Mediolanum SpA	55,186	435,062
Recordati SpA	9,591	227,817
Snam SpA	18,691	91,308
Societa Cattolica di Assicurazioni SCRL	6,649	47,089
Telecom Italia SpA (I)	5,642,873	6,848,391
Telecom Italia SpA	5,966,040	5,978,933
Unipol Gruppo Finanziario SpA	17,768	83,797
Japan 21.3%		360,832,978
Adastria Company, Ltd.	3,200	171,602
Aeon Company, Ltd. (L)	120,300	1,804,257
Aisin Seiki Company, Ltd.	61,500	2,211,391
Alpine Electronics, Inc.	8,500	119,038
AOKI Holdings, Inc.	3,600	43,385
Aoyama Trading Company, Ltd.	2,800	104,278
Asahi Glass Company, Ltd.	206,000	1,220,367

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares	Value
Japan (continued)
Asahi Kasei Corp.	157,000	$1,248,795
Asatsu-DK, Inc.	12,700	261,918
Ashikaga Holdings Company, Ltd.	8,500	35,008
Autobacs Seven Company, Ltd.	3,100	56,938
Bridgestone Corp.	88,700	2,965,916
Brother Industries, Ltd.	11,000	149,617
Calsonic Kansei Corp.	16,000	111,645
Canon Marketing Japan, Inc.	4,300	62,990
Canon, Inc.	304,900	9,289,413
Central Japan Railway Company	14,800	2,423,139
Century Tokyo Leasing Corp.	1,800	55,212
Cosmo Oil Company, Ltd.	43,000	66,927
Credit Saison Company, Ltd.	14,300	285,738
CyberAgent, Inc.	23,200	917,936
Daihatsu Motor Company, Ltd.	52,600	641,709
Daiichi Sankyo Company, Ltd.	37,100	714,023
Daiichikosho Company, Ltd.	1,000	37,852
Daikyo, Inc.	63,000	98,355
Daito Trust Construction Company, Ltd.	23,200	2,534,263
Daiwa House Industry Company, Ltd.	25,600	627,619
Daiwabo Holdings Company, Ltd.	108,000	189,282
DCM Holdings Company, Ltd.	12,400	97,670
DeNA Company, Ltd.	168,861	3,079,956
Descente, Ltd.	1,200	16,661
Eagle Industry Company, Ltd.	1,400	28,523
Exedy Corp.	1,600	36,397
Fuji Heavy Industries, Ltd.	102,516	3,583,841
Fuji Oil Company, Ltd.	50,500	698,487
FUJIFILM Holdings Corp.	91,600	3,754,899
Fujitsu General, Ltd.	9,000	111,242
Fukuoka Financial Group, Inc.	50,000	247,710
Fuyo General Lease Company, Ltd.	600	23,394
Gree, Inc. (L)	529,700	2,494,900
Gunze, Ltd.	48,000	149,722
H2O Retailing Corp.	6,700	133,334
Hanwa Company, Ltd.	322,000	1,348,307
Haseko Corp.	263,100	3,077,122
Hitachi Capital Corp.	5,900	141,666
Hitachi Chemical Company, Ltd.	27,900	427,074
Hokuhoku Financial Group, Inc.	81,000	182,644
Honda Motor Company, Ltd.	432,603	13,607,134
Hoya Corp.	48,600	1,896,146
IBJ Leasing Company, Ltd.	1,100	22,662
Idemitsu Kosan Company, Ltd.	14,600	251,226

18SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Inpex Corp.	483,700	$4,902,873
Isuzu Motors, Ltd.	47,500	538,087
ITOCHU Corp.	1,127,200	13,518,799
Itochu Enex Company, Ltd.	1,400	12,083
Jafco Company, Ltd.	6,200	269,661
JFE Holdings, Inc.	89,500	1,385,997
JSR Corp.	27,300	427,980
JX Holdings, Inc.	506,000	1,957,936
K's Holdings Corp.	98,800	3,147,737
Kawasaki Kisen Kaisha, Ltd.	774,000	1,718,122
KDDI Corp.	450,500	11,178,652
Keihin Corp.	5,800	80,123
Keyence Corp.	3,400	1,573,924
Kobe Steel, Ltd.	884,000	1,183,534
Kohnan Shoji Company, Ltd.	12,700	165,679
Koito Manufacturing Company, Ltd.	10,700	365,640
Kuraray Company, Ltd.	19,700	232,259
Kyocera Corp.	191,500	9,381,400
Leopalace21 Corp. (I)	432,600	2,102,928
Marubeni Corp.	1,278,324	7,003,899
Marui Group Company, Ltd.	18,400	222,415
Medipal Holdings Corp.	118,735	2,048,170
Mitsuba Corp.	5,300	91,061
Mitsubishi Chemical Holdings Corp.	410,249	2,326,396
Mitsubishi Corp.	805,695	14,968,327
Mitsubishi Electric Corp.	159,000	1,582,175
Mitsubishi UFJ Financial Group, Inc.	1,313,800	8,666,062
Mitsubishi UFJ Lease & Finance Company, Ltd.	25,400	122,311
Mitsui & Company, Ltd.	947,600	12,322,350
Mitsui Engineering & Shipbuilding Company, Ltd.	976,000	1,514,021
Mitsui OSK Lines, Ltd.	734,000	2,064,710
Mizuho Financial Group, Inc.	3,046,900	6,239,957
MS&AD Insurance Group Holdings, Inc.	21,600	679,087
Murata Manufacturing Company, Ltd.	11,400	1,642,095
NHK Spring Company, Ltd.	11,000	106,073
Nidec Corp.	20,200	1,581,599
Nifco, Inc.	4,000	155,698
Nippon Electric Glass Company, Ltd.	169,000	744,349
Nippon Light Metal Holdings Company, Ltd.	156,600	240,868
Nippon Paper Industries Company, Ltd.	194,800	3,180,850
Nippon Seiki Company, Ltd.	1,000	20,005
Nippon Steel & Sumitomo Metal Corp.	685,000	1,404,678
Nippon Telegraph & Telephone Corp.	634,800	24,212,642
Nippon Television Holdings, Inc.	9,000	155,671

SEE NOTES TO FINANCIAL STATEMENTS19

	Shares	Value
Japan (continued)
Nippon Yusen KK	485,000	$1,271,720
Nipro Corp.	48,400	553,048
Nissan Motor Company, Ltd.	4,967,367	44,673,614
Nissin Kogyo Company, Ltd.	4,300	59,131
Nitori Holdings Company, Ltd.	39,400	3,127,224
NOK Corp.	11,300	277,773
Nomura Holdings, Inc.	355,300	2,228,874
Nomura Real Estate Holdings, Inc.	14,000	262,623
North Pacific Bank, Ltd.	49,100	197,151
NTT DOCOMO, Inc.	579,743	12,159,390
Okasan Securities Group, Inc.	8,000	49,262
Onward Holdings Company, Ltd.	6,000	37,740
Open House Company, Ltd.	4,100	75,180
Orient Corp. (I)	159,500	259,306
ORIX Corp.	141,800	1,900,607
Osaka Gas Company, Ltd.	143,000	580,250
Otsuka Holdings Company, Ltd.	114,600	3,910,521
Paltac Corp.	1,200	22,557
PanaHome Corp.	5,000	33,269
Panasonic Corp.	161,100	1,764,310
Parco Company, Ltd.	1,000	9,110
Relo Holdings, Inc.	500	52,229
Resona Holdings, Inc.	472,300	2,380,535
Resorttrust, Inc.	4,400	116,927
Ricoh Company, Ltd.	219,700	2,141,888
Ricoh Leasing Company, Ltd.	800	22,320
Ryohin Keikaku Company, Ltd.	13,000	2,885,224
Saizeriya Company, Ltd.	5,300	123,064
Sangetsu Company, Ltd.	1,400	24,346
Seiko Epson Corp.	101,400	1,639,726
Sekisui Chemical Company, Ltd.	41,000	451,528
Sekisui House, Ltd.	178,700	2,663,655
Senshu Ikeda Holdings, Inc.	13,300	58,220
Shimachu Company, Ltd.	2,700	65,823
Shimamura Company, Ltd.	2,000	184,468
Showa Denko KK	409,000	468,266
SKY Perfect JSAT Holdings, Inc.	9,500	43,108
SMC Corp.	7,400	1,791,028
Sojitz Corp.	2,407,100	5,083,194
Sony Financial Holdings, Inc.	16,800	314,217
Sumitomo Corp.	797,800	8,461,748
Sumitomo Forestry Company, Ltd.	8,400	93,958
Sumitomo Heavy Industries, Ltd.	150,000	648,241
Sumitomo Metal Mining Company, Ltd.	201,000	2,551,514

20SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	157,300	$6,420,430
Sumitomo Mitsui Trust Holdings, Inc.	267,000	1,102,147
Sumitomo Real Estate Sales Company, Ltd.	700	18,402
Sumitomo Rubber Industries, Ltd.	67,900	959,391
Suruga Bank, Ltd.	7,800	148,989
T&D Holdings, Inc.	41,400	555,776
T-Gaia Corp.	2,400	39,266
Takashimaya Company, Ltd.	39,000	337,050
Takeda Pharmaceutical Company, Ltd.	68,589	3,364,609
The 77 Bank, Ltd.	14,000	82,843
The Awa Bank, Ltd.	3,000	17,082
The Bank of Kyoto, Ltd.	18,000	195,155
The Bank of Yokohama, Ltd.	69,000	421,333
The Chiba Bank, Ltd.	40,000	291,224
The Daishi Bank, Ltd.	7,000	29,892
The Gunma Bank, Ltd.	19,000	126,635
The Hachijuni Bank, Ltd.	13,000	89,579
The Hiroshima Bank, Ltd.	17,000	95,795
The Hokkoku Bank, Ltd.	5,000	19,113
The Hyakugo Bank, Ltd.	5,000	24,064
The Hyakujushi Bank, Ltd.	3,000	10,386
The Iyo Bank, Ltd.	8,500	95,019
The Joyo Bank, Ltd.	31,000	165,579
The Juroku Bank, Ltd.	8,000	32,613
The Keiyo Bank, Ltd.	4,000	20,985
The Kiyo Bank, Ltd.	1,400	21,413
The Musashino Bank, Ltd.	800	28,055
The Nanto Bank, Ltd.	3,000	9,554
The Nishi-Nippon City Bank, Ltd.	49,000	135,759
The Ogaki Kyoritsu Bank, Ltd.	6,000	21,239
The San-In Godo Bank, Ltd.	5,000	44,483
The Shizuoka Bank, Ltd.	21,000	220,986
The Toho Bank, Ltd.	3,000	12,122
The Yokohama Rubber Company, Ltd.	35,400	693,695
Toei Company, Ltd.	2,000	14,880
Tokai Rika Company, Ltd.	4,200	88,960
Tokai Tokyo Financial Holdings, Inc.	14,000	93,122
Token Corp.	400	27,602
Tokio Marine Holdings, Inc.	32,000	1,280,991
Tokyo Broadcasting System Holdings, Inc.	5,600	76,542
Tokyo Electric Power Company, Inc. (I)	343,200	2,350,127
Tokyo Gas Company, Ltd.	115,000	628,298
TonenGeneral Sekiyu KK	42,133	421,675
Topre Corp.	1,500	29,048

SEE NOTES TO FINANCIAL STATEMENTS21

	Shares	Value
Japan (continued)
Tosoh Corp.	388,000	$1,828,583
Toyo Tire & Rubber Company, Ltd.	13,400	299,103
Toyoda Gosei Company, Ltd.	4,700	91,810
Toyota Boshoku Corp.	8,900	147,916
Toyota Industries Corp.	700	34,626
Toyota Motor Corp.	105,100	6,212,066
Toyota Tsusho Corp.	199,600	4,592,461
TPR Company, Ltd.	1,200	28,903
TS Tech Company, Ltd.	4,500	120,370
Ube Industries, Ltd.	310,000	534,933
Unipres Corp.	2,200	40,907
UNY Group Holdings Company, Ltd.	327,300	2,032,522
USS Company, Ltd.	8,900	157,616
Wacoal Holdings Corp.	4,000	51,353
West Japan Railway Company	35,000	2,362,222
Xebio Company, Ltd.	1,600	30,277
Yamada Denki Company, Ltd.	1,036,679	3,988,564
Yamaguchi Financial Group, Inc.	13,000	160,101
Yamaha Motor Company, Ltd.	12,500	240,637
Luxembourg 0.1%		1,389,938
ArcelorMittal	170,052	1,327,980
Grand City Properties SA	3,510	61,958
Malta 0.0%		127,917
BGP Holdings PLC (I)	2,714,128	127,917
Netherlands 5.1%		87,060,686
Aegon NV	7,566	46,601
Corbion NV	33,663	738,618
Delta Lloyd NV	97,420	1,034,380
Heineken Holding NV	14,733	1,027,302
Heineken NV	24,312	1,921,506
ING Groep NV	3,459	53,000
Koninklijke Ahold NV	480,901	9,484,599
Koninklijke BAM Groep NV (I)	100,858	557,425
Koninklijke DSM NV (L)	28,153	1,478,809
Koninklijke KPN NV	142,218	552,462
PostNL NV (I)	753,488	2,843,559
Royal Boskalis Westminster NV	9,991	519,991
Royal Dutch Shell PLC, A Shares	1,474,119	38,404,048
Royal Dutch Shell PLC, B Shares	990,273	25,855,050
SNS REAAL NV (I)	69,009	0
TomTom NV (I)	31,946	320,018
Wolters Kluwer NV	70,273	2,223,318

22SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand 0.0%		$230,330
Chorus, Ltd. (I)	105,127	169,642
Kiwi Property Group, Ltd.	20,691	17,167
SKY Network Television, Ltd.	13,543	43,521
Norway 1.5%		25,002,888
DNB ASA	50,922	724,939
Orkla ASA	34,430	253,829
Statoil ASA	628,222	9,574,711
Storebrand ASA (I)	53,496	183,082
Telenor ASA	307,883	6,122,379
TGS Nopec Geophysical Company ASA (L)	86,622	1,697,002
Yara International ASA	144,475	6,446,946
Portugal 0.3%		4,476,422
EDP - Energias de Portugal SA	1,281,924	4,476,422
Singapore 0.3%		5,255,990
ARA Asset Management, Ltd.	9,100	9,290
Ascendas Real Estate Investment Trust	125,800	198,541
Ascott Residence Trust	38,000	33,669
CapitaLand Commercial Trust	147,400	138,827
CapitaLand Mall Trust	146,700	199,306
CapitaLand Retail China Trust	20,900	20,907
CapitaLand, Ltd.	190,300	381,392
CDL Hospitality Trusts	12,700	11,874
DBS Group Holdings, Ltd.	65,300	823,062
Frasers Centrepoint Trust	13,400	18,465
Golden Agri-Resources, Ltd.	8,650,500	1,932,143
Keppel REIT	69,300	48,109
Mapletree Commercial Trust	17,500	16,393
Mapletree Greater China Commercial Trust	46,700	31,428
Mapletree Industrial Trust	33,200	36,144
Mapletree Logistics Trust	68,800	47,759
Oversea-Chinese Banking Corp., Ltd.	82,800	524,334
SPH REIT	19,200	13,062
Starhill Global REIT	33,700	18,365
Suntec Real Estate Investment Trust	90,500	98,104
United Overseas Bank, Ltd.	41,200	566,444
UOL Group, Ltd.	17,000	75,385
Yanlord Land Group, Ltd.	16,900	12,987
Spain 4.1%		69,702,245
ACS Actividades de Construccion y Servicios SA	75,956	2,455,290
Enagas SA	70,132	1,913,679
Endesa SA	115,101	2,377,732
Ferrovial SA	70,797	1,687,930

SEE NOTES TO FINANCIAL STATEMENTS23

	Shares	Value
Spain (continued)
Gas Natural SDG SA	181,400	$3,668,708
Iberdrola SA	1,630,573	11,026,051
Indra Sistemas SA (I)(L)	27,112	319,881
Mapfre SA	189,581	556,567
Red Electrica Corp. SA	10,279	817,910
Repsol SA	393,840	5,615,343
Telefonica SA	2,786,120	39,263,154
Sweden 1.6%		27,254,909
Bilia AB, A Shares	748	14,852
Castellum AB	6,822	96,544
Fabege AB	5,275	74,559
Fastighets AB Balder, B Shares (I)	1,820	31,820
Hufvudstaden AB, A Shares	4,063	52,115
Industrivarden AB, C Shares	5,390	98,013
Investor AB, B Shares	57,362	2,062,001
Kungsleden AB	4,826	32,259
L E Lundbergforetagen AB, B Shares	538	25,886
NCC AB, B Shares	56,478	1,646,760
Sandvik AB	155,759	1,503,106
Securitas AB, B Shares	34,798	443,120
Skanska AB, B Shares	109,130	2,136,332
SKF AB, B Shares	47,585	907,642
Tele2 AB, B Shares	28,278	278,718
Telefonaktiebolaget LM Ericsson, B Shares	766,755	7,473,868
TeliaSonera AB	1,560,218	8,788,603
Volvo AB, B Shares	143,826	1,561,843
Wihlborgs Fastigheter AB	1,540	26,868
Switzerland 2.5%		41,929,819
ABB, Ltd. (I)	573,005	11,065,979
Actelion, Ltd. (I)	373	50,640
Autoneum Holding AG (I)	262	49,270
Baloise Holding AG	2,819	344,760
Helvetia Holding AG	319	168,003
LafargeHolcim, Ltd. (I)	48,461	3,076,808
Nestle SA	200,729	14,787,087
Swiss Life Holding AG (I)	2,273	531,982
Swiss Re AG	27,851	2,387,629
Swisscom AG	6,323	3,412,958
The Swatch Group AG	4,185	1,599,711
Vontobel Holding AG	1,263	66,370
Zurich Insurance Group AG (I)	15,984	4,388,622

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom 17.4%		$294,283,010
AstraZeneca PLC	856,414	53,430,759
Aviva PLC	235,799	1,736,085
BAE Systems PLC	595,028	4,095,782
Balfour Beatty PLC	131,474	546,963
BG Group PLC	3,713	56,354
BP PLC	9,075,569	50,303,595
British American Tobacco PLC	279,390	14,794,341
BT Group PLC	384,921	2,567,872
Carillion PLC	87,734	457,545
Centrica PLC	3,341,827	12,373,867
Compass Group PLC	330,788	5,217,369
Fiat Chrysler Automobiles NV (I)	6,932	97,188
GlaxoSmithKline PLC	1,925,379	39,311,523
Home Retail Group PLC	882,185	2,051,040
Imperial Tobacco Group PLC	39,026	1,878,469
J Sainsbury PLC	510,606	1,889,966
Kingfisher PLC	776,574	4,220,309
Marks & Spencer Group PLC	630,997	5,010,053
Next PLC	8,893	1,076,766
Pearson PLC	288,256	4,997,354
Prudential PLC	2,272	49,035
Reckitt Benckiser Group PLC	172,709	15,131,755
Royal Mail PLC	242,303	1,713,142
Smiths Group PLC	48,032	825,526
SSE PLC	109,809	2,460,720
Tesco PLC	5,360,565	15,558,612
The Sage Group PLC	164,602	1,292,616
Unilever NV	68,767	2,755,796
Unilever PLC	34,568	1,386,342
Vodafone Group PLC	10,685,099	36,793,397
WM Morrison Supermarkets PLC	1,922,654	4,935,361
WPP PLC	255,888	5,267,508
Preferred securities 1.0%		$16,597,447
(Cost $19,024,353)
Germany 1.0%		16,597,447
Porsche Automobil Holding SE	135,236	9,391,248
Volkswagen AG	38,033	7,206,199
Rights 0.0%		$594
(Cost $0)
Commonwealth Bank of Australia (Expiration Date: 9-9-15; Strike Price: AUD 71.50) (I)	235	594

SEE NOTES TO FINANCIAL STATEMENTS25

		Yield (%)	Shares	Value
Securities lending collateral 0.5%				$8,502,257
(Cost $8,502,369)
John Hancock Collateral Trust (W)		0.1436(Y)	849,792	8,502,257
	Yield (%)*	Maturity date	Par value	Value
Short-term investments 6.5%				$110,956,869
(Cost $110,956,732)
U.S. Government 5.4%				92,233,386
U.S. Treasury Bill	0.033	11-27-15	10,265,000	10,264,959
U.S. Treasury Bill	0.087	11-12-15	15,000,000	14,999,850
U.S. Treasury Bill	0.115	01-07-16	67,000,000	66,968,577
		Yield (%)	Shares	Value
Money market funds 1.1%				18,723,483
JPMorgan U.S. Treasury Plus Money Market Fund		0.0100(Y)	18,723,483	$18,723,483
Total investments (Cost $1,819,236,442)† 99.2%				$1,682,309,023
Other assets and liabilities, net 0.8%				$12,909,759
Total net assets 100.0%				$1,695,218,782

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
AUD	Australian Dollar
Key to Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,849,695,013. Net unrealized depreciation aggregated $167,385,990, of which $47,175,721 related to appreciated investment securities and $214,561,711 related to depreciated investment securities.

26SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $1,810,734,073) including $8,061,508 of securities loaned	$1,673,806,766
Investments in affiliated issuers, at value (Cost $8,502,369)	8,502,257
Total investments, at value (Cost $1,819,236,442)	1,682,309,023
Cash held at broker for futures contracts	23,783
Receivable for investments sold	21,350,089
Receivable for fund shares sold	2,822,562
Dividends and interest receivable	5,904,311
Receivable for securities lending income	44,380
Other receivables and prepaid expenses	129,000
Total assets	1,712,583,148
Liabilities
Foreign currency overdraft, at value (cost $502,864)	502,808
Payable for investments purchased	6,525,156
Payable for fund shares repurchased	1,179,786
Payable upon return of securities loaned	8,466,075
Payable for futures variation margin	319,000
Payable to affiliates
Accounting and legal services fees	15,827
Transfer agent fees	67,884
Distribution and service fees	162
Trustees' fees	4,224
Other liabilities and accrued expenses	283,444
Total liabilities	17,364,366
Net assets	$1,695,218,782
Net assets consist of
Paid-in capital	$1,839,886,268
Undistributed net investment income	27,258,316
Accumulated net realized gain (loss) on investments and foreign currency transactions	(35,319,283)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(136,606,519)
Net assets	$1,695,218,782

SEE NOTES TO FINANCIAL STATEMENTS27

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($117,833,217 ÷ 3,835,306 shares)[1]	$30.72
Class B ($2,099,586 ÷ 68,798 shares)[1]	$30.52
Class C ($11,977,338 ÷ 392,402 shares)[1]	$30.52
Class I ($537,131,267 ÷ 17,395,382 shares)	$30.88
Class R1 ($472,409 ÷ 15,434 shares)	$30.61
Class R2 ($211,641 ÷ 6,869 shares)	$30.81
Class R3 ($212,113 ÷ 6,884 shares)	$30.81
Class R4 ($111,077 ÷ 3,603 shares)	$30.83
Class R5 ($97,734 ÷ 3,168 shares)	$30.85
Class R6 ($190,910 ÷ 6,172 shares)	$30.93
Class 1 ($40,551,780 ÷ 1,310,881 shares)	$30.93
Class NAV ($984,329,710 ÷ 31,841,859 shares)	$30.91
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$32.34

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

28SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 8-31-15 (unaudited)

Investment income
Dividends	$39,285,510
Securities lending	941,827
Interest	4,070
Less foreign taxes withheld	(4,782,559)
Total investment income	35,448,848
Expenses
Investment management fees	7,370,713
Distribution and service fees	271,666
Accounting and legal services fees	105,324
Transfer agent fees	401,288
Trustees' fees	10,509
State registration fees	90,072
Printing and postage	46,804
Professional fees	49,499
Custodian fees	468,575
Registration and filing fees	27,161
Other	14,920
Total expenses	8,856,531
Less expense reductions	(91,720)
Net expenses	8,764,811
Net investment income	26,684,037
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	27,569,522
Investments in affiliated issuers	(517)
27,569,005
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(189,551,198)
Investments in affiliated issuers	100
Futures contracts	375,718
(189,175,380)
Net realized and unrealized loss	(161,606,375)
Decrease in net assets from operations	($134,922,338)

SEE NOTES TO FINANCIAL STATEMENTS29

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 8-31-15	Year ended 2-28-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$26,684,037	$31,584,385
Net realized gain	27,569,005	121,544,541
Change in net unrealized appreciation (depreciation)	(189,175,380)	(194,624,802)
Decrease in net assets resulting from operations	(134,922,338)	(41,495,876)
Distributions to shareholders
From net investment income
Class A	—	(3,337,701)
Class B	—	(60,350)
Class C	—	(272,511)
Class I	—	(19,689,726)
Class R1	—	(12,379)
Class R2	—	(6,327)
Class R3	—	(5,356)
Class R4	—	(2,953)
Class R5	—	(4,261)
Class R6	—	(5,738)
Class 1	—	(1,452,520)
Class NAV	—	(26,695,437)
Total distributions	—	(51,545,259)
From fund share transactions	347,679,770	59,050,987
Total increase (decrease)	212,757,432	(33,990,148)
Net assets
Beginning of period	1,482,461,350	1,516,451,498
End of period	$1,695,218,782	$1,482,461,350
Undistributed net investment income	$27,258,316	$574,279

30SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$33.20		$35.40	$28.81		$27.72	$30.85	$25.74
Net investment income[2]	0.47		0.62	1.05	[3]	0.71	0.58	0.33
Net realized and unrealized gain (loss) on investments	(2.95)		(1.77)	6.52		1.31	(3.32)	5.09
Total from investment operations	(2.48)		(1.15)	7.57		2.02	(2.74)	5.42
Less distributions
From net investment income	—		(1.05)	(0.98)		(0.93)	(0.39)	(0.31)
Net asset value, end of period	$30.72		$33.20	$35.40		$28.81	$27.72	$30.85
Total return (%)[4,5]	(7.47	) [6]	(2.98)	26.56		7.41	(8.73)	21.13
Ratios and supplemental data
Net assets, end of period (in millions)	$118		$112	$109		$91	$374	333
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41	[7]	1.47	1.46		1.58	1.58	1.61
Expenses including reductions	1.40	[7]	1.47	1.46		1.58	1.58	1.60
Net investment income	2.81	[7]	1.81	3.27	[3]	2.66	2.05	1.21
Portfolio turnover (%)	28		81	47		53	42	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS31

Class B Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$33.12		$35.27	$28.70		$27.61	$30.70	$25.62
Net investment income[2]	0.34		0.34	0.73	[3]	0.42	0.44	0.18
Net realized and unrealized gain (loss) on investments	(2.94)		(1.74)	6.53		1.41	(3.34)	5.01
Total from investment operations	(2.60)		(1.40)	7.26		1.83	(2.90)	5.19
Less distributions
From net investment income	—		(0.75)	(0.69)		(0.74)	(0.19)	(0.11)
Net asset value, end of period	$30.52		$33.12	$35.27		$28.70	$27.61	$30.70
Total return (%)[4,5]	(7.85	) [6]	(3.77)	25.50		6.71	(9.38)	20.28
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$3	$3		$3	$4	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.46	[7]	2.66	2.64		2.94	2.49	2.36
Expenses including reductions	2.20	[7]	2.31	2.30		2.30	2.30	2.30
Net investment income	2.06	[7]	1.02	2.28	[3]	1.56	1.58	0.65
Portfolio turnover (%)	28		81	47		53	42	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.

32SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$33.12		$35.27	$28.70		$27.61	$30.71	$25.62
Net investment income[2]	0.34		0.29	0.83	[3]	0.42	0.43	0.17
Net realized and unrealized gain (loss) on investments	(2.94)		(1.68)	6.43		1.41	(3.34)	5.03
Total from investment operations	(2.60)		(1.39)	7.26		1.83	(2.91)	5.20
Less distributions
From net investment income	—		(0.76)	(0.69)		(0.74)	(0.19)	(0.11)
Net asset value, end of period	$30.52		$33.12	$35.27		$28.70	$27.61	$30.71
Total return (%)[4,5]	(7.85	) [6]	(3.76)	25.50		6.71	(9.41)	20.32
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$12	$8		$4	$4	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17	[7]	2.30	2.46		2.77	2.50	2.47
Expenses including reductions	2.16	[7]	2.29	2.30		2.30	2.30	2.30
Net investment income	2.07	[7]	0.86	2.59	[3]	1.54	1.53	0.62
Portfolio turnover (%)	28		81	47		53	42	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS33

Class I Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$33.32		$35.52	$28.90		$27.78	$30.94	$25.80
Net investment income[2]	0.53		0.71	1.10	[3]	0.68	0.72	0.45
Net realized and unrealized gain (loss) on investments	(2.97)		(1.76)	6.60		1.49	(3.36)	5.12
Total from investment operations	(2.44)		(1.05)	7.70		2.17	(2.64)	5.57
Less distributions
From net investment income	—		(1.15)	(1.08)		(1.05)	(0.52)	(0.43)
Net asset value, end of period	$30.88		$33.32	$35.52		$28.90	$27.78	$30.94
Total return (%)[4]	(7.32	) [5]	(2.65)	26.94		7.92	(8.33)	21.73
Ratios and supplemental data
Net assets, end of period (in millions)	$537		$541	$527		$392	$411	$291
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	[6]	1.14	1.15		1.17	1.16	1.12
Expenses including reductions	1.08	[6]	1.13	1.15		1.17	1.16	1.12
Net investment income	3.15	[6]	2.08	3.42	[3]	2.49	2.54	1.61
Portfolio turnover (%)	28		81	47		53	42	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

34SEE NOTES TO FINANCIAL STATEMENTS

Class R1 Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13		2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$33.16		$35.33	$28.75		$27.66		$30.77	$25.67
Net investment income[2]	0.39		0.43	0.85	[3]	0.51		0.53	0.24
Net realized and unrealized gain (loss) on investments	(2.94)		(1.70)	6.56		1.43		(3.33)	5.06
Total from investment operations	(2.55)		(1.27)	7.41		1.94		(2.80)	5.30
From net investment income	—		(0.90)	(0.83)		(0.85)		(0.31)	(0.20)
Net asset value, end of period	$30.61		$33.16	$35.33		$28.75		$27.66	$30.77
Total return (%)[4]	(7.69	) [5]	(3.38)	26.00		7.10		(9.00)	20.71	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	$1	—	[6]	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.26	[7]	4.91	5.71		7.16		7.37	6.88
Expenses including reductions	1.86	[7]	1.90	1.90		1.90		1.90	1.92
Net investment income	2.37	[7]	1.26	2.67	[3]	1.87		1.88	0.90
Portfolio turnover (%)	28		81	47		53		420	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS35

Class R2 Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13	[2]
Per share operating performance
Net asset value, beginning of period	$33.34		$35.53	$28.91		$27.80
Net investment income[3]	0.51		0.51	0.94	[4]	0.59
Net realized and unrealized gain (loss) on investments	(3.04)		(1.72)	6.60		1.43
Total from investment operations	(2.53)		(1.21)	7.54		2.02
Less distributions
From net investment income	—		(0.98)	(0.92)		(0.91)
Net asset value, end of period	$30.81		$33.34	$35.53		$28.91
Total return (%)[5]	(7.59	) [6]	(3.15)	26.32		7.39
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.28	[8]	8.98	15.89		20.70
Expenses including reductions	1.63	[8]	1.65	1.65		1.65
Net investment income	3.04	[8]	1.51	2.94	[4]	2.16
Portfolio turnover (%)	28		81	47		53

1	Six months ended 8-31-15. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

36SEE NOTES TO FINANCIAL STATEMENTS

Class R3 Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13		2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$33.36		$35.54	$28.92		$27.80		$30.94	$25.80
Net investment income[2]	0.41		0.48	1.09	[3]	0.53		0.57	0.29
Net realized and unrealized gain (loss) on investments	(2.96)		(1.73)	6.40		1.46		(3.38)	5.08
Total from investment operations	(2.55)		(1.25)	7.49		1.99		(2.81)	5.37
Less distributions
From net investment income	—		(0.93)	(0.87)		(0.87)		(0.33)	(0.23)
Net asset value, end of period	$30.81		$33.36	$35.54		$28.92		$27.80	$30.94
Total return (%)[4]	(7.64	) [5]	(3.28)	26.12		7.28		(8.95)	20.87
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.89	[7]	9.34	18.96		47.36		45.66	44.55
Expenses including reductions	1.72	[7]	1.80	1.80		1.80		1.80	1.83
Net investment income	2.46	[7]	1.40	3.36	[3]	1.93		2.01	1.05
Portfolio turnover (%)	28		81	47		53		42	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS37

Class R4 Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13		2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$33.31		$35.51	$28.89		$27.79		$30.94	$25.80
Net investment income[2]	0.51		0.69	0.99	[3]	0.64		0.65	0.37
Net realized and unrealized gain (loss) on investments	(2.99)		(1.82)	6.63		1.44		(3.38)	5.08
Total from investment operations	(2.48)		(1.13)	7.62		2.08		(2.73)	5.45
Less distributions
From net investment income	—		(1.07)	(1.00)		(0.98)		(0.42)	(0.31)
Net asset value, end of period	$30.83		$33.31	$35.51		$28.89		$27.79	$30.94
Total return (%)[4]	(7.45	) [5]	(2.91)	26.66		7.61		(8.67)	21.21
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.34	[7]	15.63	21.10		42.45		42.74	44.22
Expenses including reductions	1.35	[7]	1.40	1.40		1.43		1.50	1.53
Net investment income	3.06	[7]	2.01	3.05	[3]	2.34		2.29	1.34
Portfolio turnover (%)	28		81	47		53		42	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

38SEE NOTES TO FINANCIAL STATEMENTS

Class R5 Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13		2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$33.30		$35.51	$28.90		$27.78		$30.94	$25.79
Net investment income[2]	0.56		0.70	1.11	[3]	0.70		0.73	0.44
Net realized and unrealized gain (loss) on investments	(3.01)		(1.77)	6.57		1.45		(3.38)	5.10
Total from investment operations	(2.45)		(1.07)	7.68		2.15		(2.65)	5.54
Less distributions
From net investment income	—		(1.14)	(1.07)		(1.03)		(0.51)	(0.39)
Net asset value, end of period	$30.85		$33.30	$35.51		$28.90		$27.78	$30.94
Total return (%)[4]	(7.36	) [5]	(2.72)	26.87		7.88		(8.38)	21.59
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	—	[6]	—	[6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.34	[7]	12.76	16.15		21.14		20.87	31.41
Expenses including reductions	1.16	[7]	1.20	1.20		1.20		1.20	1.22
Net investment income	3.33	[7]	2.05	3.45	[3]	2.57		2.58	1.58
Portfolio turnover (%)	28		81	47		53		42	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS39

Class R6 Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13		2-29-12	[2]
Per share operating performance
Net asset value, beginning of period	$33.36		$35.57	$28.94		$27.82		$28.00
Net investment income[3]	0.53		0.76	1.13	[4]	0.73		0.26
Net realized and unrealized gain (loss) on investments	(2.96)		(1.77)	6.60		1.45		0.10
Total from investment operations	(2.43)		(1.01)	7.73		2.18		0.36
Less distributions
From net investment income	—		(1.20)	(1.10)		(1.06)		(0.54)
Net asset value, end of period	$30.93		$33.36	$35.57		$28.94		$27.82
Total return (%)[5]	(7.28	) [6]	(2.51)	27.00		7.95		1.49	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.89	[8]	11.51	1.17		21.97		16.83	[8]
Expenses including reductions	0.96	[8]	1.00	1.12		1.12		1.12	[8]
Net investment income	3.15	[8]	2.22	3.50	[4]	2.66		1.98	[8]
Portfolio turnover (%)	28		81	47		53		42	[9]

1	Six months ended 8-31-15. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

40SEE NOTES TO FINANCIAL STATEMENTS

Class 1 Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$33.37		$35.58	$28.94		$27.82	$30.99	$25.84
Net investment income[2]	0.55		0.76	1.14	[3]	0.75	0.79	0.50
Net realized and unrealized gain (loss) on investments	(2.99)		(1.78)	6.61		1.44	(3.41)	5.09
Total from investment operations	(2.44)		(1.02)	7.75		2.19	(2.62)	5.59
Less distributions
From net investment income	—		(1.19)	(1.11)		(1.07)	(0.55)	(0.44)
Net asset value, end of period	$30.93		$33.37	$35.58		$28.94	$27.82	$30.99
Total return (%)[4]	(7.31	) [5]	(2.56)	27.09		8.00	(8.27)	21.75
Ratios and supplemental data
Net assets, end of period (in millions)	$41		$42	$44		$37	$39	$47
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	[6]	1.06	1.06		1.08	1.07	1.07
Expenses including reductions	1.01	[6]	1.05	1.06		1.08	1.07	1.07
Net investment income	3.24	[6]	2.20	3.53	[3]	2.76	2.76	1.83
Portfolio turnover (%)	28		81	47		53	42	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS41

Class NAV Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$33.34		$35.55	$28.92		$27.80	$30.98	$25.82
Net investment income[2]	0.55		0.77	1.14	[3]	0.82	0.81	0.51
Net realized and unrealized gain (loss) on investments	(2.98)		(1.78)	6.62		1.38	(3.43)	5.10
Total from investment operations	(2.43)		(1.01)	7.76		2.20	(2.62)	5.61
Less distributions
From net investment income	—		(1.20)	(1.13)		(1.08)	(0.56)	(0.45)
Net asset value, end of period	$30.91		$33.34	$35.55		$28.92	$27.80	$30.98
Total return (%)[4]	(7.29	) [5]	(2.51)	27.14		8.06	(8.24)	21.85
Ratios and supplemental data
Net assets, end of period (in millions)	$984		$771	$823		$611	$753	$920
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	[6]	1.01	1.01		1.03	1.02	1.02
Expenses including reductions	0.96	[6]	1.00	1.00		1.03	1.02	1.02
Net investment income	3.26	[6]	2.25	3.54	[3]	3.03	2.84	1.87
Portfolio turnover (%)	28		81	47		53	42	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

42SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Core Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4, and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund.

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

43

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$19,838,532	—	$19,838,532	—
Austria	6,013,247	—	6,013,247	—
Belgium	14,914,162	—	14,914,162	—
Canada	93,610,392	$93,610,392	—	—
Colombia	349,857	349,857	—	—
Denmark	11,616,820	—	11,616,820	—
Finland	13,789,898	—	13,789,898	—
France	238,391,829	—	238,391,829	—
Germany	149,668,176	—	149,668,176	—
Hong Kong	17,815,663	—	17,815,663	—
Ireland	120,527	—	120,527	—
Israel	4,399,535	1,521,195	2,878,340	—
Italy	58,176,086	—	58,176,086	—
Japan	360,832,978	—	360,832,978	—
Luxembourg	1,389,938	—	1,389,938	—
Malta	127,917	—	—	$127,917
Netherlands	87,060,686	—	87,060,686	—
New Zealand	230,330	—	230,330	—
Norway	25,002,888	—	25,002,888	—
Portugal	4,476,422	—	4,476,422	—
Singapore	5,255,990	—	5,255,990	—
Spain	69,702,245	—	69,702,245	—
Sweden	27,254,909	—	27,254,909	—
Switzerland	41,929,819	—	41,929,819	—
United Kingdom	294,283,010	—	294,283,010	—
Preferred securities	16,597,447	—	16,597,447	—
Rights	594	—	594	—
Securities lending collateral	8,502,257	8,502,257	—	—
Short-term investments	110,956,869	18,723,483	92,233,386	—
Total investments in securities	$1,682,309,023	$122,707,184	$1,559,473,922	$127,917
Other financial instruments:
Futures	$375,718	$375,718	—	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on

44

the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is

45

reflected in other expenses on the Statement of operations. Commitment fees for the six months ended August 31, 2015 were $278. For the six months ended August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through June 30, 2015, class-specific expenses, such as state registration fees and printing and postage, for all classes were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of February 28, 2015, the fund has a capital loss carryforward of $21,824,866 available to offset future net realized capital gains. The following table details the capital loss carryforward available:

Capital loss carryforward expiring February 28
2018	2019
$14,781,454	$7,043,412

As of February 28, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, and wash sale loss deferrals.

46

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange.

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded derivatives are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended August 31, 2015, the fund used futures contracts to gain exposure to certain securities markets and to maintain diversity and liquidity of the fund. The fund held futures contracts with notional values ranging up to $47.6 million. The following table summarizes the contracts held at August 31, 2015:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	550	Long	Sep 2015	$47,273,532	$47,649,250	$375,718

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures	Futures†	$375,718	—

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

47

Effect of derivative instruments on the Statement of operations

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2015:

Risk	Statement of operations location	Futures contracts
Equity	Change in unrealized appreciation (depreciation)	$375,718

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. Effective July 1, 2015, the fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: a) 0.920% of the first $100 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement); b) 0.890% of the next $900 million of the fund's aggregate average daily net assets; c) 0.860% of the next $1 billion of the fund's aggregate average daily net assets; d) 0.830% of the next $1 billion of the fund's aggregate average daily net assets; e) 0.800% of the next $1 billion of the fund's aggregate average daily net assets; and f) 0.780% of the fund's aggregate average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Grantham,Mayo,Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

Prior to July 1, 2015, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor, on an annual basis, equal to the sum of: a) 0.920% of the first $100 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement); b) 0.895% of the next $900 million of the fund's aggregate average daily net assets; c) 0.880% of the next $1 billion of the fund's aggregate average daily net assets; d) 0.850% of the next $1 billion of the fund's aggregate average daily net assets; e) 0.825% of the next $1 billion of the fund's aggregate average daily net assets; and f) 0.800% of the fund's aggregate average daily net assets in excess of $4 billion.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.38% and 1.08% for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. These expense limitations shall remain in effect until June 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2015, Class C, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6

48

shares had fee waivers and/or reimbursement such that the expenses would not exceed 2.30%, 1.90%, 1.65%, 1.80%, 1.40%, 1.20%, and 1.12% for Class C, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, respectively.

Prior to July 1, 2015, the Advisor contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver).

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets, on an annualized basis. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above for the six months ended August 31, 2015 amounted to:

Class	Expense reductions	Class	Expense reductions
Class A	$4,712	Class R4	$3,424
Class B	3,066	Class R5	3,442
Class C	499	Class R6	4,655
Class I	21,893	Class 1	1,697
Class R1	3,662	Class NAV	36,488
Class R2	4,725	Total	$91,650
Class R3	3,387

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended August 31, 2015, were equivalent to a net annual effective rate of 0.87% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class R5	—	0.05%
Class R1	0.50%	0.25%	Class 1	0.05%	—
Class R2	0.25%	0.25%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $70 for Class R4 shares for the six months ended August 31, 2015.

49

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $593,340 for the six months ended August 31, 2015. Of this amount, $101,856 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $489,113 was paid as sales commissions to broker-dealers and $2,371 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2015, CDSCs received by the Distributor amounted to $438, $946 and $1,021 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$181,494	$76,504	$6,253	$6,127
Class B	11,771	1,490	4,224	129
Class C	64,076	8,105	4,500	500
Class I	—	315,075	15,559	21,337
Class R1	1,955	41	3,964	39
Class R2	559	20	4,995	18
Class R3	646	17	3,513	17
Class R4	228	11	3,513	10
Class R5	33	10	3,513	12
Class R6	—	15	4,588	45
Class 1	10,904	—	—	—
Total	$271,666	$401,288	$54,622	$28,234

Effective July 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period July 1, 2015 to August 31, 2015, state registration and printing and postage amounted to $35,450 and $18,570, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

50

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2015 and for the year ended February 28, 2015 were as follows:

		Six months ended 8-31-15		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	827,525	$27,352,979	1,241,454	$42,456,199
Distributions reinvested	—	—	107,972	3,280,189
Repurchased	(350,944)	(11,523,345)	(1,080,319)	(37,612,136)
Net increase	476,581	$15,829,634	269,107	$8,124,252
Class B shares
Sold	3,983	$130,524	9,074	$315,452
Distributions reinvested	—	—	1,872	56,821
Repurchased	(10,725)	(353,417)	(31,309)	(1,037,633)
Net decrease	(6,742)	($222,893)	(20,363)	($665,360)
Class C shares
Sold	76,013	$2,516,730	231,098	$7,958,404
Distributions reinvested	—	—	8,342	253,168
Repurchased	(56,578)	(1,862,293)	(101,787)	(3,421,510)
Net increase	19,435	$654,437	137,653	$4,790,062
Class I shares
Sold	2,320,287	$76,962,643	5,235,922	$179,552,256
Distributions reinvested	—	—	632,252	19,258,385
Repurchased	(1,173,734)	(38,946,292)	(4,446,623)	(145,611,804)
Net increase	1,146,553	$38,016,351	1,421,551	$53,198,837
Class R1 shares
Sold	5,679	$187,725	3,746	$124,458
Distributions reinvested	—	—	246	7,481
Repurchased	(5,776)	(185,574)	(308)	(10,445)
Net increase (decrease)	(97)	$2,151	3,684	$121,494
Class R2 shares
Sold	5,312	$171,343	2,960	$102,837
Distributions reinvested	—	—	79	2,425
Repurchased	(4,871)	(156,952)	(1,674)	(56,687)
Net increase	441	$14,391	1,365	$48,575
Class R3 shares
Sold	2,011	$67,073	1,076	$38,435
Distributions reinvested	—	—	143	4,360
Repurchased	(1,072)	(33,948)	(6)	(192)
Net increase	939	$33,125	1,213	$42,603
Class R4 shares
Sold	475	$15,772	1,715	$55,440
Distributions reinvested	—	—	59	1,808
Repurchased	(1,108)	(35,173)	(777)	(28,484)
Net increase (decrease)	(633)	($19,401)	997	$28,764

51

		Six months ended 8-31-15		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	407	$13,468	1,031	$35,089
Distributions reinvested	—	—	100	3,041
Repurchased	(1,336)	(42,858)	(390)	(14,135)
Net increase (decrease)	(929)	($29,390)	741	$23,995
Class R6 shares
Sold	1,116	$37,987	630	$21,025
Distributions reinvested	—	—	47	1,437
Repurchased	(19)	(644)	(53)	(1,830)
Net increase	1,097	$37,343	624	$20,632
Class 1 shares
Sold	135,050	$4,514,029	162,098	$5,543,589
Distributions reinvested	—	—	47,624	1,452,520
Repurchased	(80,883)	(2,671,128)	(202,727)	(6,836,578)
Net increase	54,167	$1,842,901	6,995	$159,531
Class NAV shares
Sold	8,701,239	$291,524,310	1,300,450	$43,997,681
Distributions reinvested	—	—	876,122	26,695,437
Repurchased	(107)	(3,189)	(2,193,503)	(77,535,516)
Net increase (decrease)	8,701,132	$291,521,121	(16,931)	($6,842,398)
Total net increase	10,391,944	$347,679,770	1,806,636	$59,050,987

Affiliates of the fund owned 58%, 100% and 100% of shares of beneficial interest of Class R6, Class 1 and Class NAV respectively, on August 31, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $727,905,791 and $448,465,623, respectively, for the six months ended August 31, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 58.1% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Lifestyle Growth Portfolio	21.9%
John Hancock Lifestyle Balanced Portfolio	17.4%
John Hancock Lifestyle Aggressive Portfolio	9.6%

52

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadvisor), for John Hancock International Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

53

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2014 and outperformed its benchmark index for the five-year period ended December 31, 2014. The Board also noted that

54

the fund underperformed its peer group average for the one-year period ended December 31, 2014 and outperformed its peer group average for the three- and five-year periods ended December 31, 2014. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the five-year period and to the peer group for the three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index over the longer-term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses, including actions taken that have reduced certain fund expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;

55

(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular,

56

periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

57

(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index over the longer-term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

58

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Grantham, Mayo, Van Otterloo & Co. LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

59

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250812	66SA 8/15 10/15

John Hancock

International Growth Fund

Semiannual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
International Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
27	Notes to financial statements
35	Continuation of investment advisory and subadvisory agreements
41	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The MSCI AC World ex-USA Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth oriented stocks in developed (excluding the U.S.) and emerging markets.

The MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

The MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global markets declined amid a challenging economic environment

Most developed-market stocks outside the United States declined as a debt crisis in Greece and a slowdown in China's GDP growth accentuated concerns about the global economy.

Contribution from stock picking helped the fund outperform

Although the fund posted a negative overall return, it outperformed its benchmark, the MSCI AC World ex-USA Growth Index, largely as a result of effective stock selection.

Sector overweight in information technology detracted

The fund's overweight in information technology detracted from relative results, as the sector underperformed.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Growth stocks may be subject to greater price fluctuations because their prices tend to place greater emphasis on earnings expectations. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager John A. Boselli, CFA, Wellington Management Company LLP

John A. Boselli, CFA
Portfolio Manager
Wellington Management Company LLP

Can you describe the market environment during the six-month period and the factors underlying the negative return for the benchmark, the MSCI AC World ex-USA Growth Index?

During the early months of the period, Europe was a bright spot; there were signs of an economic rebound, including solid manufacturing activity and a nearly four-year high in economic sentiment. The European Central Bank helped fuel optimism after it boosted its growth and inflation forecasts and implemented a stimulus program to purchase sovereign bonds from member countries of the eurozone. Globally, there were a few worrisome data points, including disappointing manufacturing numbers from China and Japan. Fears regarding Greece's future in the European Union resurfaced amid uncertainty about the disbursement of more bailout aid, although these issues were largely resolved before the end of the period.

Investor sentiment turned negative in mid-August when China unexpectedly devalued its currency, triggering concerns about global disinflationary trends, a weaker-than-anticipated global growth backdrop, and further potential devaluations. Selling reached a peak after Chinese manufacturing data fell to the weakest level in six years. The People's Bank of China responded by cutting the benchmark interest rate and deposit rate, while also reducing the reserve requirement ratio for banks. With these fears in mind, global equities declined sharply in August.

Although its overall return was negative, the fund outperformed relative to its benchmark. At the sector level, what factors had the most significant impact on this result?

Security selection contributed to performance relative to the benchmark in nine of the ten sectors, led by stock picking in the information technology, consumer discretionary, and financials sectors. An overweight in the information technology sector detracted from relative performance, as this sector underperformed. However, relative results were aided by the fund's overweight in healthcare, the only sector in the index that posted a positive return during the period. An underweight in materials also contributed, as the sector underperformed the broad index.

4

Which equity positions had the biggest positive impact on the fund's performance?

The top individual contributor was a position in Pandora A/S, a Denmark-based jewelry maker. Pandora's high organic revenue growth was driven by product expansion and store growth, particularly in underpenetrated regions. The stock outperformed as earnings results exceeded consensus estimates and the company announced a new share buyback program.

Another strong contributor was a position in Japan-based Ono Pharmaceutical Company, Ltd. Its shares were supported by the company's strong earnings results and a rebound in sales of drugs to treat diabetes and osteoporosis. Ono's shares also benefited from positive expectations for Opdivo, a drug that Ono codeveloped and that is approved in the United States to treat melanoma and lung cancer.

A position in Hong Kong Exchanges & Clearing, Ltd., the only stock and futures exchange in Hong Kong, also added value. Its shares rallied as the company benefited from increased trading volume generated by the Hong Kong-Shanghai Connect. This recently launched program facilitates trading in shares of companies listed in Shanghai by investors outside of mainland China through the Hong Kong Exchange. We sold the fund's position in Hong Kong Exchanges & Clearing prior to the end of the period.

Which positions had a significantly negative impact?

A position in China-based technology company AAC Technologies Holdings, Inc. was the largest detractor from relative performance. The stock fell after it was reported that Apple Inc. had dropped AAC Technologies as a supplier for a component in the new Apple Watch. We sold the fund's position in AAC Technologies during the period. A position in India-based ICICI Bank, Ltd., also detracted from performance. Investors' concerns over the falling rupee and disappointing bank earnings weighed on India's banking sector and on shares of ICICI Bank.

TOP 10 HOLDINGS AS OF 8/31/15 (%)

Novartis AG	3.2
Novo Nordisk A/S, B Shares	2.6
UBS Group AG	2.4
British American Tobacco PLC	2.4
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.2
Tencent Holdings, Ltd.	2.0
Prudential PLC	2.0
Anheuser-Busch InBev NV	2.0
L'Oreal SA	2.0
Reckitt Benckiser Group PLC	1.9
TOTAL	22.7
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"While fundamentals for companies in emerging markets have recently deteriorated, earnings revisions for companies in the developed economies... have generally improved, in our view."

A position in Kaskikornbank PLC, a banking group in Thailand, also hindered relative performance. Concerns about a slowdown in Thailand's economy and reduced government spending weighed on the stock, and we sold the fund's position in Kasikornbank during the period.

How was the fund positioned at the end of the period?

We continued to emphasize the quality and total return characteristics of companies when considering their relative attractiveness. While fundamentals for companies in emerging markets have recently deteriorated, earnings revisions for companies in the developed economies, particularly North America and Europe, have generally improved, in our view. Macroeconomic indicators and corporate lending to small- and medium-sized businesses have strengthened in Europe, a region in which the fund remained overweight during the period. However, we remained concerned that the eurozone has a monetary union without a fiscal union or a unified decision-making authority to collect and expend taxes shared by participating governments. Many of the fund's European holdings are high-quality, multinational growth companies in the United Kingdom, Switzerland, and northern Europe, which we have observed tend to return excess capital to shareholders and trade at a discount to the broad markets.

The fund continued to be underweight Japan, Australia, and Asia in general. The economies of many

TOP 10 COUNTRIES AS OF 8/31/15 (%)

United Kingdom	31.2
Switzerland	10.6
India	6.6
Japan	6.4
Denmark	5.8
France	5.1
Taiwan	4.9
United States	4.2
Netherlands	3.8
China	3.0
TOTAL	81.6
As a percentage of net assets.
Cash and cash equivalents are not included.

6

Asian countries that export products to China are suffering as a result of the slowdown in China's economic growth.

Relative weakness in emerging markets has been negative for the more cyclical energy, materials, and industrials sectors, all of which were underweight in the fund. The fund's largest overweight was in information technology, a sector in which we continue to see growing demand for the products and services of technology companies that provide software that increases overall corporate productivity.

MANAGED BY

John A. Boselli, CFA On the fund since 2014 Investing since 1996

The views expressed in this report are exclusively those of John A. Boselli, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	-3.98	9.76	4.86	-7.86	59.34	54.97
Class B	-3.92	9.79	4.66	-8.22	59.49	52.25
Class C	-0.52	10.06	4.65	-4.32	61.50	52.09
Class I2	1.39	11.29	5.87	-2.86	70.69	69.28
Class R2[2,3]	0.99	10.87	5.43	-3.09	67.55	62.95
Class R4[2,3]	1.09	10.90	5.45	-3.00	67.71	63.11
Class R6[2,3]	1.33	10.95	5.47	-2.77	68.11	63.50
Class 1[2]	1.51	11.38	5.92	-2.77	71.40	70.07
Class NAV[2,3]	1.15	10.91	5.46	-2.94	67.82	63.21
Index 1†	-8.34	5.98	3.83	-7.48	33.71	41.48
Index 2†	-3.90	8.21	4.03	-4.77	48.35	44.00
Index 3†	-7.07	7.53	3.23	-5.99	43.75	34.04

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class R2, Class R4, Class R6, Class I, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2*	Class R4*	Class R6*	Class 1	Class NAV*
Gross (%)	1.45	2.15	2.15	1.14	1.54	1.39	1.04	1.07	1.02
Net (%)	1.45	2.15	2.15	1.14	1.54	1.29	1.02	1.07	1.02

*	Expenses have been estimated for the first year of operation.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI AC World ex-USA Growth Index; Index 2 is the MSCI EAFE Growth Index; Index 3 is the MSCI EAFE Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in three separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class B4	6-12-06	15,225	15,225	14,148	14,400	13,404
Class C4	6-12-06	15,209	15,209	14,148	14,400	13,404
Class I2	6-12-06	16,928	16,928	14,148	14,400	13,404
Class R2[2,3]	6-12-06	16,295	16,295	14,148	14,400	13,404
Class R4[2,3]	6-12-06	16,311	16,311	14,148	14,400	13,404
Class R6[2,3]	6-12-06	16,350	16,350	14,148	14,400	13,404
Class 1[2]	6-12-06	17,007	17,007	14,148	14,400	13,404
Class NAV[2,3]	6-12-06	16,321	16,321	14,148	14,400	13,404

The MSCI AC World ex-USA Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth oriented stocks in developed (excluding the U.S.) and emerging markets.

The MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

The MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 6-12-06.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Class NAV shares were first offered on 6-2-15. The returns prior to these dates are those of Class A shares and may be higher or lower than if adjusted to reflect the expenses of any other share classes.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Beginning Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$970.00	$6.93	1.40%
Class B	1,000.00	966.10	10.87	2.20%
Class C	1,000.00	966.50	10.43	2.11%
Class I	1,000.00	971.40	5.35	1.08%
Class R2[2]	1,000.00	978.10	7.17	1.69%
Class R4[2]	1,000.00	979.00	6.11	1.44%
Class R6[2]	1,000.00	981.40	4.25	1.00%
Class 1	1,000.00	972.30	4.99	1.01%
Class NAV[3]	1,000.00	928.90	2.23	0.94%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.10	$7.10	1.40%
Class B	1,000.00	1,014.10	11.14	2.20%
Class C	1,000.00	1,014.50	10.69	2.11%
Class I	1,000.00	1,019.70	5.48	1.08%
Class R2	1,000.00	1,016.60	8.57	1.69%
Class R4	1,000.00	1,017.90	7.30	1.44%
Class R6	1,000.00	1,020.10	5.08	1.00%
Class 1	1,000.00	1,020.10	5.11	1.01%
Class NAV	1,000.00	1,020.40	4.77	0.94%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
2	The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15. Expenses are equal to the fund's annual expense ratio multiplied by the average account value over the period, multiplied by 157/366 (to reflect the period).
3	The inception date for Class NAV shares is 6-2-15. Expenses are equal to the fund's annual expense ratio multiplied by the average account value over the period, multiplied by 90/366 (to reflect the period).

11

Fund's investments

As of 8-31-15 (unaudited)
	Shares	Value
Common stocks 97.0%		$1,155,293,925
(Cost $1,193,212,136)
Belgium 2.0%		23,410,196
Anheuser-Busch InBev NV	214,638	23,410,196
Canada 1.5%		18,225,565
Magna International, Inc.	369,340	18,225,565
China 3.0%		35,700,847
PICC Property & Casualty Company, Ltd., H Shares	6,352,450	12,049,525
Tencent Holdings, Ltd.	1,412,270	23,651,322
Denmark 5.8%		69,597,871
DSV A/S	521,805	18,630,690
Novo Nordisk A/S, B Shares	569,841	31,461,132
Pandora A/S	168,751	19,506,049
Finland 1.2%		13,758,860
Sampo OYJ, A Shares	285,605	13,758,860
France 5.1%		60,375,242
L'Oreal SA	136,366	23,321,011
Safran SA	274,914	21,448,717
Sanofi	158,655	15,605,514
Germany 2.8%		32,855,305
ProSiebenSat.1 Media SE	372,956	18,113,954
United Internet AG	304,898	14,741,351
Hong Kong 2.7%		32,503,279
AIA Group, Ltd.	3,660,500	20,224,620
Guangdong Investment, Ltd.	9,078,405	12,278,659
India 6.6%		78,712,593
Axis Bank, Ltd.	426,139	3,254,507
Axis Bank, Ltd., GDR	274,773	10,451,798
HCL Technologies, Ltd.	1,141,431	16,687,700
HDFC Bank, Ltd.	259,488	4,559,127
HDFC Bank, Ltd., ADR	186,660	10,637,753
ICICI Bank, Ltd.	358,817	1,509,262
ICICI Bank, Ltd., ADR	1,435,520	12,517,734
Sun Pharmaceutical Industries, Ltd.	1,437,119	19,094,712
Ireland 2.5%		29,589,788
ICON PLC (I)	187,672	14,450,744
Medtronic PLC	209,421	15,139,044

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Israel 1.4%		$17,081,226
Check Point Software Technologies, Ltd. (I)	218,962	17,081,226
Japan 6.4%		76,141,193
Astellas Pharma, Inc.	1,441,990	21,327,715
Fuji Heavy Industries, Ltd.	502,800	17,577,305
Nippon Telegraph & Telephone Corp.	465,100	17,739,918
Ono Pharmaceutical Company, Ltd.	153,320	19,496,255
Netherlands 3.8%		45,480,538
ASML Holding NV	176,292	16,079,022
NXP Semiconductors NV (I)	174,548	14,775,488
Sensata Technologies Holding NV (I)	308,566	14,626,028
Singapore 1.3%		15,139,956
Avago Technologies, Ltd.	120,187	15,139,956
Switzerland 10.6%		126,690,889
Givaudan SA (I)	7,876	13,540,511
Julius Baer Group, Ltd. (I)	311,802	15,155,193
Novartis AG	384,953	37,565,950
Partners Group Holding AG	59,232	19,103,573
UBS Group AG	1,375,165	28,446,166
Zurich Insurance Group AG (I)	46,909	12,879,496
Taiwan 4.9%		58,598,962
Catcher Technology Company, Ltd.	929,000	9,496,938
Catcher Technology Company, Ltd., GDR	89,927	4,576,324
Largan Precision Company, Ltd.	170,530	15,869,976
Taiwan Semiconductor Manufacturing Company, Ltd.	488,000	1,898,715
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,345,926	26,757,009
United Kingdom 31.2%		371,934,753
Aon PLC	168,453	15,740,248
ARM Holdings PLC	1,099,107	15,748,046
BAE Systems PLC	2,586,907	17,806,571
Booker Group PLC	6,274,661	16,118,026
British American Tobacco PLC	535,197	28,339,909
Compass Group PLC	1,282,160	20,222,929
Direct Line Insurance Group PLC	2,613,274	14,086,021
Hikma Pharmaceuticals PLC	518,290	17,966,216
IG Group Holdings PLC	1,554,932	17,154,848
Imperial Tobacco Group PLC	344,211	16,568,176
Next PLC	160,818	19,471,866
Persimmon PLC (I)	580,354	18,567,060
Prudential PLC	1,092,704	23,583,047
Reckitt Benckiser Group PLC	264,338	23,159,754
Schroders PLC	345,066	14,893,043

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
United Kingdom (continued)
Sky PLC	1,256,836	$20,019,129
Smith & Nephew PLC	1,119,700	19,930,858
St. James's Place PLC	1,275,312	17,754,572
The Sage Group PLC	2,415,299	18,967,285
WPP PLC	769,346	15,837,149
United States 4.2%		49,496,862
Allergan PLC (I)	54,784	16,640,090
Amdocs, Ltd.	284,007	16,248,040
WABCO Holdings, Inc. (I)	144,023	16,608,732
Total investments (Cost $1,193,212,136)† 97.0%		$1,155,293,925
Other assets and liabilities, net 3.0%		$35,655,519
Total net assets 100.0%		$1,190,949,444

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(I)	Non-income producing security.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,193,661,161. Net unrealized depreciation aggregated $38,367,236, of which $19,095,405 related to appreciated investment securities and $57,462,641 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15 (unaudited)

Assets
Investments, at value (Cost $1,193,212,136)	$1,155,293,925
Cash	30,717,507
Foreign currency, at value (Cost $359,926)	359,923
Receivable for investments sold	33,245,380
Receivable for fund shares sold	21,264,629
Dividends and interest receivable	2,442,471
Receivable for securities lending income	3,310
Other receivables and prepaid expenses	292,103
Total assets	1,243,619,248
Liabilities
Payable for investments purchased	50,885,807
Payable for fund shares repurchased	1,393,427
Payable to affiliates
Accounting and legal services fees	14,197
Transfer agent fees	102,956
Distribution and service fees	208
Trustees' fees	1,368
Other liabilities and accrued expenses	271,841
Total liabilities	52,669,804
Net assets	$1,190,949,444
Net assets consist of
Paid-in capital	$1,231,191,241
Undistributed net investment income	5,915,262
Accumulated net realized gain (loss) on investments and foreign currency transactions	(8,162,681)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(37,994,378)
Net assets	$1,190,949,444

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($383,854,327 ÷ 18,289,090 shares)[1]	$20.99
Class B ($2,101,070 ÷ 100,934 shares)[1]	$20.82
Class C ($66,954,792 ÷ 3,223,201 shares) [1]	$20.77
Class I ($611,514,949 ÷ 29,050,400 shares)	$21.05
Class R2 ($941,571 ÷ 44,866 shares)	$20.99
Class R4 ($1,216,648 ÷ 57,909 shares)	$21.01
Class R6 ($1,274,492 ÷ 60,515 shares)	$21.06
Class 1 ($31,015,028 ÷ 1,473,674 shares)	$21.05
Class NAV ($92,076,567 ÷ 4,373,450 shares)	$21.05
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$22.09

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 8-31-15 (unaudited)

Investment income
Dividends	$11,518,720
Securities lending	62,820
Less foreign taxes withheld	(898,419)
Total investment income	10,683,121
Expenses
Investment management fees	3,383,830
Distribution and service fees	599,471
Accounting and legal services fees	51,522
Transfer agent fees	410,440
Trustees' fees	3,004
State registration fees	57,805
Printing and postage	23,770
Professional fees	44,801
Custodian fees	146,453
Registration and filing fees	48,721
Other	6,824
Total expenses	4,776,641
Less expense reductions	(44,553)
Net expenses	4,732,088
Net investment income	5,951,033
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(7,499,809)
Investments in affiliated issuers	(13)
(7,499,822)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(59,178,353)
Investments in affiliated issuers	32
(59,178,321)
Net realized and unrealized loss	(66,678,143)
Decrease in net assets from operations	($60,727,110)

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 8-31-15	Year ended 2-28-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$5,951,033	$4,894,445
Net realized gain (loss)	(7,499,822)	53,662,737
Change in net unrealized appreciation (depreciation)	(59,178,321)	(41,189,146)
Increase (decrease) in net assets resulting from operations	(60,727,110)	17,368,036
Distributions to shareholders
From net investment income
Class A	—	(2,076,485)
Class B	—	(18,824)
Class C	—	(111,601)
Class I	—	(3,224,326)
Class 1	—	(377,806)
From net realized gain
Class A	—	(15,751,297)
Class B	—	(246,055)
Class C	—	(1,372,983)
Class I	—	(20,794,947)
Class 1	—	(2,333,810)
Total distributions	—	(46,308,134)
From fund share transactions	924,211,408	(88,615,950)
Total increase (decrease)	863,484,298	(117,556,048)
Net assets
Beginning of period	327,465,146	445,021,194
End of period	$1,190,949,444	$327,465,146
Undistributed (accumulated distributions in excess of) net investment income	$5,915,262	($35,771)

18SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$21.64		$24.60	$21.28	$19.98	$20.99	$17.36
Net investment income[2]	0.16		0.24	0.25	0.23	0.30	0.13
Net realized and unrealized gain (loss) on investments	(0.81)		0.83	3.94	2.65	(1.12)	3.61
Total from investment operations	(0.65)		1.07	4.19	2.88	(0.82)	3.74
Less distributions
From net investment income	—		(0.47)	(0.15)	(0.42)	(0.19)	(0.11)
From net realized gain	—		(3.56)	(0.72)	(1.16)	—	—
Total distributions	—		(4.03)	(0.87)	(1.58)	(0.19)	(0.11)
Net asset value, end of period	$20.99		$21.64	$24.60	$21.28	$19.98	$20.99
Total return (%)[4,5]	(3.00	) [3]	5.91	19.95	14.82	(3.80)	21.58
Ratios and supplemental data
Net assets, end of period (in millions)	$384		$140	$130	$73	$49	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	[6]	1.53	1.56	1.68	1.66	1.60
Expenses including reductions	1.40	[6]	1.52	1.55	1.60	1.59	1.60
Net investment income	1.47	[6]	1.02	1.09	1.13	1.50	0.69
Portfolio turnover (%)	46		204	42	61	55	48

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Not annualized.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS19

Class B Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$21.55		$24.50	$21.22	$19.94	$20.93	$17.36
Net investment income[2]	0.11		— [3]	0.10	0.10	0.12	0.01
Net realized and unrealized gain (loss) on investments	(0.84)		0.88	3.90	2.62	(1.06)	3.56
Total from investment operations	(0.73)		0.88	4.00	2.72	(0.94)	3.57
Less distributions
From net investment income	—		(0.27)	—	(0.28)	(0.05)	—
From net realized gain	—		(3.56)	(0.72)	(1.16)	—	—
Total distributions	—		(3.83)	(0.72)	(1.44)	(0.05)	—
Net asset value, end of period	$20.82		$21.55	$24.50	$21.22	$19.94	$20.93
Total return (%)[4,5]	(3.39	) [6]	5.07	19.07	14.00	(4.47)	20.56
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.61	[7]	3.19	3.29	3.92	4.00	4.24
Expenses including reductions	2.20	[7]	2.34	2.30	2.30	2.33	2.40
Net investment income	0.99	[7]	— [8]	0.46	0.47	0.63	0.04
Portfolio turnover (%)	46		204	42	61	55	48

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	Less than 0.005%.

20SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$21.49		$24.45	$21.18	$19.91	$20.91	$17.34
Net investment income (loss)[2]	0.06		(0.03)	0.07	0.10	0.10	0.01
Net realized and unrealized gain (loss) on investments	(0.78)		0.92	3.92	2.61	(1.05)	3.56
Total from investment operations	(0.72)		0.89	3.99	2.71	(0.95)	3.57
Less distributions
From net investment income	—		(0.29)	—	(0.28)	(0.05)	—
From net realized gain	—		(3.56)	(0.72)	(1.16)	—	—
Total distributions	—		(3.85)	(0.72)	(1.44)	(0.05)	—
Net asset value, end of period	$20.77		$21.49	$24.45	$21.18	$19.91	$20.91
Total return (%)[3,4]	(3.35	) [5]	5.11	19.05	13.97	(4.52)	20.59
Ratios and supplemental data
Net assets, end of period (in millions)	$67		$13	$7	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12	[6]	2.40	2.62	3.32	3.34	3.45
Expenses including reductions	2.11	[6]	2.30	2.30	2.30	2.33	2.40
Net investment income (loss)	0.59	[6]	(0.11)	0.32	0.48	0.52	0.03
Portfolio turnover (%)	46		204	42	61	55	48

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS21

Class I Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$21.67		$24.62	$21.31	$20.01	$21.04	$17.40
Net investment income[2]	0.19		0.35	0.31	0.43	0.37	0.23
Net realized and unrealized gain (loss) on investments	(0.81)		0.81	3.95	2.53	(1.12)	3.60
Total from investment operations	(0.62)		1.16	4.26	2.96	(0.75)	3.83
Less distributions
From net investment income	—		(0.55)	(0.23)	(0.50)	(0.28)	(0.19)
From net realized gain	—		(3.56)	(0.72)	(1.16)	—	—
Total distributions	—		(4.11)	(0.95)	(1.66)	(0.28)	(0.19)
Net asset value, end of period	$21.05		$21.67	$24.62	$21.31	$20.01	$21.04
Total return (%)[3]	(2.86	) [4]	6.33	20.31	15.23	(3.42)	22.08
Ratios and supplemental data
Net assets, end of period (in millions)	$612		$152	$290	$79	$162	$204
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	[5]	1.19	1.21	1.27	1.20	1.14
Expenses including reductions	1.08	[5]	1.18	1.21	1.25	1.20	1.14
Net investment income	1.68	[5]	1.46	1.33	2.09	1.88	1.21
Portfolio turnover (%)	46		204	42	61	55	48

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

22SEE NOTES TO FINANCIAL STATEMENTS

Class R2 Shares Period ended	8-31-15	[1,2]
Per share operating performance
Net asset value, beginning of period	$21.46
Net investment income[3]	0.06
Net realized and unrealized loss on investments	(0.53)
Total from investment operations	(0.47)
Net asset value, end of period	$20.99
Total return (%)[4]	(2.19	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.06	[6]
Expenses including reductions	1.69	[6]
Net investment income (loss)	0.65	[6]
Portfolio turnover (%)	46	[7]

1	The inception date for Class R2 shares is 3-27-15.
2	Period ended 8-31-15. Unaudited.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 3-1-15 to 8-31-15.

Class R4 Shares Period ended	8-31-15	[1,2]
Per share operating performance
Net asset value, beginning of period	$21.46
Net investment income[3]	0.07
Net realized and unrealized loss on investments	(0.52)
Total from investment operations	(0.45)
Net asset value, end of period	$21.01
Total return (%)[4]	(2.10	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.89	[6]
Expenses including reductions	1.44	[6]
Net investment income	0.77	[6]
Portfolio turnover (%)	46	[7]

1	The inception date for Class R4 shares is 3-27-15.
2	Period ended 8-31-15. Unaudited.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 3-1-15 to 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS23

Class R6 Shares Period ended	8-31-15	[1,2]
Per share operating performance
Net asset value, beginning of period	$21.46
Net investment income[3]	0.14
Net realized and unrealized loss on investments	(0.54)
Total from investment operations	(0.40)
Net asset value, end of period	$21.06
Total return (%)[4]	(1.86	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	4.45	[6]
Expenses including reductions	1.00	[6]
Net investment income (loss)	1.53	[6]
Portfolio turnover (%)	46	[7]

1	The inception date for Class R6 shares is 3-27-15.
2	Period ended 8-31-15. Unaudited.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 3-1-15 to 8-31-15.

24SEE NOTES TO FINANCIAL STATEMENTS

Class 1 Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$21.65		$24.61	$21.30	$20.00	$21.02	$17.38
Net investment income[2]	0.23		0.28	0.37	0.34	0.36	0.23
Net realized and unrealized gain (loss) on investments	(0.83)		0.90	3.92	2.63	(1.09)	3.60
Total from investment operations	(0.60)		1.18	4.29	2.97	(0.73)	3.83
Less distributions
From net investment income	—		(0.58)	(0.26)	(0.51)	(0.29)	(0.19)
From net realized gain	—		(3.56)	(0.72)	(1.16)	—	—
Total distributions	—		(4.14)	(0.98)	(1.67)	(0.29)	(0.19)
Net asset value, end of period	$21.05		$21.65	$24.61	$21.30	$20.00	$21.02
Total return (%)[3]	(2.77	) [4]	6.39	20.43	15.29	(3.33)	22.11
Ratios and supplemental data
Net assets, end of period (in millions)	$31		$20	$16	$11	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	[5]	1.10	1.12	1.19	1.16	1.13
Expenses including reductions	1.01	[5]	1.09	1.12	1.15	1.14	1.13
Net investment income	2.05	[5]	1.18	1.59	1.68	1.83	1.21
Portfolio turnover (%)	46		204	42	61	55	48

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS25

Class NAV Shares Period ended	8-31-15	[1,2]
Per share operating performance
Net asset value, beginning of period	$22.66
Net investment income[3]	0.07
Net realized and unrealized loss on investments	(1.68)
Total from investment operations	(1.61)
Net asset value, end of period	$21.05
Total return (%)[4]	(7.11	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$92
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	[6]
Expenses including reductions	0.94	[6]
Net investment income (loss)	1.31	[6]
Portfolio turnover (%)	46	[7]

1	The inception date for Class NAV shares is 6-2-15.
2	Period ended 8-31-15. Unaudited.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 3-1-15 to 8-31-15.

26SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investment by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

27

securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Belgium	$23,410,196	—	$23,410,196	—
Canada	18,225,565	$18,225,565	—	—
China	35,700,847	—	35,700,847	—
Denmark	69,597,871	—	69,597,871	—
Finland	13,758,860	—	13,758,860	—
France	60,375,242	—	60,375,242	—
Germany	32,855,305	—	32,855,305	—
Hong Kong	32,503,279	—	32,503,279	—
India	78,712,593	33,607,285	45,105,308	—
Ireland	29,589,788	29,589,788	—	—
Israel	17,081,226	17,081,226	—	—
Japan	76,141,193	—	76,141,193	—
Netherlands	45,480,538	29,401,516	16,079,022	—
Singapore	15,139,956	15,139,956	—	—
Switzerland	126,690,889	—	126,690,889	—
Taiwan	58,598,962	31,333,333	27,265,629	—
United Kingdom	371,934,753	15,740,248	356,194,505	—
United States	49,496,862	49,496,862	—	—
Total investments in securities	$1,155,293,925	$239,615,779	$915,678,146	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term

28

money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank, N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended August 31, 2015, were $156. For the six months ended August 31, 2015, the fund had no borrowings under either line of credit.

29

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.Through June 30, 2015, class-specific expenses, such as state registration fees and printing and postage, for all classes were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of February 28, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of (a) 0.900% of the first $500 million of the

30

fund's average daily net assets; (b) 0.850% of the next $500 million of the fund's average daily net assets, and (c) 0.800% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.24%, 1.15%, 1.69%, and 1.44% of average net assets for Class I, Class 1, Class R2, and Class R4 shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2015, Class A and Class C shares had fee waivers and/or reimbursement such that the expenses would not exceed 1.60% and 2.30% for Class A and Class C shares, respectively.

Prior to July 1, 2015, the Advisor contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver).

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets, on an annualized basis. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above amounted to the following for the six months ended August 31, 2015:

Class	Expense reductions	Class	Expense reductions
Class A	$10,064	Class R4	$3,482
Class B	3,949	Class R6	4,076
Class C	1,502	Class 1	1,011
Class I	15,414	Class NAV	1,853
Class R2	3,060	Total	$44,411

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended August 31, 2015, were equivalent to a net annual effective rate of 0.87% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

31

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R2, Class R4, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2016 unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $142 for Class R4 shares for the six months ended August 31, 2015.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,882,971 for the six months ended August 31, 2015. Of this amount, $317,054 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,563,122 was paid as sales commissions to broker-dealers and $2,795 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2015, CDSCs received by the Distributor amounted to $2,417, $7,111 and $7,620 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

32

Class level expenses. Class level expenses for the six months ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$388,993	$162,634	$9,707	$6,476
Class B	9,587	1,205	4,782	147
Class C	193,024	24,180	4,909	606
Class I	—	222,346	6,454	6,686
Class R2	872	35	3,760	28
Class R4	455	22	3,761	8
Class R6	—	18	4,040	8
Class 1	6,540	—	—	—
Total	$599,471	$410,440	$37,413	$13,959

Effective July 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period July 1, 2015 to August 31, 2015, state registration and printing and postage amounted to $20,392 and $9,811, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2015, and for the year ended February 28, 2015, were as follows:

		Six months ended 8-31-15		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,487,648	$299,158,516	3,872,773	$89,197,062
Distributions reinvested	—	—	870,844	17,190,462
Repurchased	(1,679,342)	(36,603,810)	(3,537,619)	(86,355,594)
Net increase	11,808,306	$262,554,706	1,205,998	$20,031,930
Class B shares
Sold	30,872	$679,879	11,751	$269,871
Distributions reinvested	—	—	11,409	224,646
Repurchased	(10,207)	(225,123)	(17,977)	(410,047)
Net increase	20,665	$454,756	5,183	$84,470
Class C shares
Sold	2,743,633	$60,250,618	353,368	$7,865,929
Distributions reinvested	—	—	58,230	1,143,641
Repurchased	(141,873)	(3,067,687)	(92,860)	(2,139,704)
Net increase	2,601,760	$57,182,931	318,738	$6,869,866
Class I shares
Sold	28,558,921	$635,417,082	7,959,907	$188,904,055
Distributions reinvested	—	—	959,666	18,953,405
Repurchased	(6,541,490)	(146,645,644)	(13,666,278)	(328,851,005)
Net increase (decrease)	22,017,431	$488,771,438	(4,746,705)	($120,993,545)

33

		Six months ended 8-31-15		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class R2 shares[1]
Sold	45,125	$1,008,335	—	—
Repurchased	(258)	(5,725)	—	—
Net increase	44,867	$1,002,610	—	—
Class R4 shares[1]
Sold	60,077	$1,340,124	—	—
Repurchased	(2,168)	(45,983)	—	—
Net increase	57,909	$1,294,141	—	—
Class R6 shares[1]
Sold	60,688	$1,349,201	—	—
Repurchased	(173)	(3,629)	—	—
Net increase	60,515	$1,345,572	—	—
Class 1 shares
Sold	622,513	$13,913,785	269,172	$6,025,547
Distributions reinvested	—	—	137,367	2,711,616
Repurchased	(62,810)	(1,380,735)	(142,058)	(3,345,834)
Net increase	559,703	$12,533,050	264,481	$5,391,329
Class NAV shares[2]
Sold	4,640,333	$104,930,308	—	—
Repurchased	(266,883)	(5,858,104)	—	—
Net increase	4,373,450	$99,072,204	—	—
Total net increase (decrease)	41,544,606	$924,211,408	(2,952,305)	($88,615,950)

1 The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15.

2 The inception date for Class NAV shares is 6-2-15.

Affiliates of the fund owned 100% of shares of beneficial interest of Class 1 and Class NAV on August 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,007,236,779 and $344,426,245, respectively, for the six months ended August 31, 2015.

34

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

35

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and its peer group average for the one-, three- and five-year periods ended December 31, 2014. The Board also noted that the fund's favorable performance relative to the

36

benchmark index and peer group for the one-, three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses, including action taken that will further reduce certain fund expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and

37

(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the

38

regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;

39

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

40

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank. N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

41

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250813	87SA 8/15 10/15

John Hancock

Global Shareholder Yield Fund

Semiannual report 8/31/15

A message to shareholders

Dear shareholder,

The global financial markets were especially rocky in mid-2015. The pullback we had anticipated for some months took place in August, and U.S. equities experienced their first official correction—a decline of more than 10% in the stock market—in more than four years. Fixed-income securities fared better than stocks but remain roughly flat for the year to date. There were several headwinds restraining stock prices from moving higher all year, but the trigger for this summer's correction was the news of slowing economic growth in China and the effect that might have on global growth. For the time being, global economic data continues to be a leading driver of markets worldwide.

The asset managers in our network believe, on balance, that investors should stay the course when it comes to U.S. equities. Our economy continues to grow at a healthy pace, driven by strong housing and jobs data, falling commodity prices, solid consumer spending, and low inflation. While the U.S. Federal Reserve (Fed) chose to leave the federal funds rate unchanged at its September meeting, Fed Chair Janet Yellen cited a number of positives in the U.S. economy and signaled that the Fed will likely raise interest rates soon in response to stronger growth. Although market movements are unpredictable, this summer's correction may prove to be not much more than a necessary breather before the market resumes its upward trend.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors—a company regarded as one of the pioneers in strategic beta investing—for the launch of the passively managed John Hancock Multifactor ETFs.* Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing EFTs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Global Shareholder Yield Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
26	Notes to financial statements
33	Continuation of investment advisory and subadvisory agreements
39	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/15 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global stocks fell

Global equity indexes generally declined for the period amid heightened volatility driven by slowing economic growth in China.

The fund declined

The fund declined in value and trailed the performance of its benchmark, the MSCI World Index.

Financials detracted

The fund's holdings in the financials sector detracted the most from performance.

SECTOR COMPOSITION AS OF 8/31/15 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability, and illiquid securities may be difficult to sell at a price approximating their value. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Hedging, derivatives, and other strategic transactions may increase volatility and result in losses if not successful. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Eric L. Sappenfield, Epoch Investment Partners, Inc.

Eric L. Sappenfield
Portfolio Manager
Epoch

Can you describe the market environment over the past six months?

Global stocks were generally lower for the six-month period as equity markets worldwide grew increasingly volatile. Although geopolitical turmoil in the Middle East and uncertainty surrounding a possible interest-rate hike by the U.S. Federal Reserve were contributing factors, the primary cause of the global market volatility was China. Signs of slowing growth in the world's second-largest economy led to reduced demand for commodities, hurting the economies of countries dependent on commodity exports, as well as China's regional trading partners. A sharp decline in China's equity market—despite the government's substantial efforts to prevent it—and a devaluation of the Chinese yuan late in the period also unsettled global equity markets.

From a regional perspective, most developed markets posted similar returns for the six-month period, with the United States holding up slightly better than the Europe and Asia/Pacific regions. Emerging markets faced considerably larger declines as many emerging economies were hit hardest by the slowdown in China.

Turning to the portfolio, how would you characterize the fund's performance during the six-month period?

The fund declined in value despite capturing cash dividends, share buybacks, and debt reduction through a diversified portfolio of companies that continued to grow free cash flow. We seek out companies that generate strong free cash flow and allocate those cash flows in a way that creates shareholder value. Given our focus on shareholder yield, we are particularly interested in companies that commit to returning a meaningful portion of their cash flows to shareholders, such as paying out dividends, buying back stock, or paying down debt.

Although investor demand for yield remained robust during the period, selected portfolio holdings with high dividend yields underperformed, contributing to the fund's negative overall return. Nonetheless, our risk management process limited the influence of any single stock on the overall level of shareholder yield.

4

"Global stocks were generally lower for the six-month period as equity markets worldwide grew increasingly volatile."

Can you give some examples of stocks that detracted from fund performance?

Fund holdings in the financials sector detracted the most from performance, most notably two real estate investment trusts (REITs)—private prison operator Corrections Corp. of America and healthcare facilities owner Health Care REIT, Inc. Corrections Corp., the largest owner of privatized correctional and detention facilities in the United States, lowered its full-year earnings guidance because of a decline in the California inmate population as the state moved forward with a plan to reduce prison overcrowding. Despite posting solid overall earnings, Health Care REIT underperformed primarily due to concerns about rising interest rates. Nonetheless, both companies continued to reward their shareholders with attractive and growing dividends.

Other detractors included telecommunication services provider CenturyLink, Inc., fertilizer producer Potash Corp. of Saskatchewan, Inc., and energy company Kinder Morgan, Inc. CenturyLink lowered its earnings outlook for 2015 amid weaker wholesale revenues, Potash faced declining fertilizer prices and an uncertain acquisition, and Kinder Morgan came under pressure from weaker demand for energy.

Let's shift gears and talk about some positive contributors. What holdings aided fund performance during the reporting period?

The fund's holdings in the tobacco industry performed well over the last six months thanks to industry consolidation. Reynolds American, Inc., the fund's leading contributor for the six-month period, acquired Lorillard, Inc. (another fund holding that we tendered in the acquisition) in June

TOP 10 HOLDINGS AS OF 8/31/15 (%)

Philip Morris International, Inc.	2.1
National Grid PLC	1.9
Kinder Morgan, Inc.	1.9
AT&T, Inc.	1.9
Vodafone Group PLC	1.9
Verizon Communications, Inc.	1.8
BCE, Inc.	1.8
Potash Corp. of Saskatchewan, Inc.	1.6
Health Care REIT, Inc.	1.6
Muenchener Rueckversicherungs AG	1.6
TOTAL	18.1
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"The fund declined in value despite capturing cash dividends, share buybacks, and debt reduction through a diversified portfolio of companies that continued to grow free cash flow."
2015. As part of the transaction, Reynolds sold several of its American brands to British tobacco company Imperial Tobacco Group PLC, which is also in the portfolio. We continue to favor the tobacco industry as pricing power, strong brands, and low capital expenditures drive attractive cash flow generation and relatively high dividend yields.

Stock selection in the utilities sector, the fund's largest sector weighting on average during the six-month period, also added value. The top contributor in this sector was TECO Energy, Inc., a Florida-based electric utility. TECO continued to generate solid cash flow growth, and the stock rallied as the company indicated it was exploring the possibility of a sale. Shortly after the end of the period, TECO agreed to be acquired by Canadian utility Emera Inc.

Other notable contributors to fund performance included U.S. biotechnology firm AbbVie, Inc., French infrastructure contractor Vinci SA, and French financial services provider SCOR SE. We eliminated AbbVie from the portfolio prior to the end of the period.

What changes did you make to the portfolio over the past six months?

Given the heightened market volatility over the last six months, portfolio turnover was higher than the fund's historical average as we took advantage of opportunities to improve the fund's shareholder yield. During the reporting period, we closed out positions in 14 companies and added 14 new stocks to the portfolio.

TOP 10 COUNTRIES AS OF 8/31/15 (%)

United States	46.0
United Kingdom	15.4
France	8.2
Canada	6.5
Germany	6.3
Australia	4.0
Norway	2.9
Switzerland	2.8
Italy	1.5
Netherlands	1.4
TOTAL	95.0
As a percentage of net assets.
Cash and cash equivalents are not included.

6

In addition to AbbVie, we sold U.K. water utility United Utilities Group PLC, Swiss pharmaceutical firm Novartis AG, U.S. chemicals producer E.I. du Pont de Nemours & Company, Dutch publishing company Wolters Kluwer NV, and U.S. consumer electronics maker Apple, Inc.

Among new holdings in the portfolio were U.S. document services company Iron Mountain, Inc., U.S. power producer Entergy Corp., U.S. energy company Exxon Mobil Corp., British construction and engineering firm Amec Foster Wheeler PLC, and Canadian telecommunication services provider TELUS Corp.

How was the fund positioned at the end of the period?

We remain focused on pursuing companies that provide superior shareholder value by growing cash flows and returning them to shareholders in the form of dividends, share buybacks, and debt reduction. The fund's sector weightings are driven entirely by individual stock selection and our investment decision-making process. That said, the largest sector weightings in the portfolio at the end of the period were financials, utilities, and telecommunication services. In contrast, the information technology and consumer discretionary sectors represented the smallest weightings in the portfolio.

The recent increase in equity market volatility presents both challenges and opportunities. We believe the best opportunities are found in companies generating strong free cash flow and possessing management teams with a history of wise capital allocation and shareholder value creation.

MANAGED BY

Eric L. Sappenfield On the fund since inception Investing since 1986
William W. Priest, CFA, CPA On the fund since inception Investing since 1965
John Tobin, Ph.D., CFA On the fund since 2014 Investing since 1981
Kera Van Valen, CFA On the fund since 2014 Investing since 2001
Michael A. Welhoelter, CFA On the fund since inception Investing since 1986

The views expressed in this report are exclusively those of Eric L. Sappenfield, Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2015

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge				SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception		6-month	5-year	Since inception		as of 8-31-15	as of 8-31-15
Class A	-11.77	9.18	4.01	[2]	-13.15	55.13	39.72	[2]	2.43	2.43
Class B	-12.15	9.23	3.89	[2]	-13.52	55.52	38.34	[2]	1.82	1.81
Class C	-8.63	9.56	3.92	[2]	-9.88	57.86	38.63	[2]	1.81	1.81
Class I3	-6.86	10.72	5.08	[2]	-8.57	66.41	52.38	[2]	2.90	2.89
Class R2[3,4]	-7.22	9.78	3.73	[2]	-8.71	59.43	36.56	[2]	2.36	2.35
Class R6[3,4]	-6.74	10.79	5.08	[2]	-8.45	66.91	52.45	[2]	3.00	2.98
Class NAV[3]	-6.74	10.85	5.89	[5]	-8.44	67.37	52.22	[5]	3.02	3.01
Index†	-3.61	11.68	3.94	[2]	-5.84	73.75	38.93	[2]	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.28	1.98	1.98	0.97	1.38	0.87	0.85
Net (%)	1.28	1.98	1.98	0.97	1.38	0.85	0.85

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Shareholder Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B6	3-1-07	13,834	13,834	13,893
Class C6	3-1-07	13,863	13,863	13,893
Class I3	3-1-07	15,238	15,238	13,893
Class R2[3,4]	3-1-07	13,656	13,656	13,893
Class R6[3,4]	3-1-07	15,245	15,245	13,893
Class NAV[3]	4-28-08	15,222	15,222	13,239

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.
2	From 3-1-07.
3	For certain types of investors, as described in the fund's prospectuses.
4	Class R6 and Class R2 shares were first offered 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.
5	From 4-28-08.
6	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015.

	Beginning Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$914.20	$6.17	1.28%
Class B	1,000.00	909.80	9.80	2.04%
Class C	1,000.00	910.20	9.52	1.98%
Class I	1,000.00	914.30	4.63	0.96%
Class R2	1,000.00	912.90	7.08	1.47%
Class R6	1,000.00	915.50	4.05	0.84%
Class NAV	1,000.00	915.60	4.05	0.84%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2015, with the same investment held until August 31, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 3-1-2015	Ending value on 8-31-2015	Expenses paid during period ended 8-31-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.80	$6.50	1.28%
Class B	1,000.00	1,014.90	10.34	2.04%
Class C	1,000.00	1,015.20	10.05	1.98%
Class I	1,000.00	1,020.40	4.89	0.96%
Class R2	1,000.00	1,017.80	7.47	1.47%
Class R6	1,000.00	1,021.00	4.28	0.84%
Class NAV	1,000.00	1,021.00	4.28	0.84%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

11

Fund's investments

As of 8-31-15 (unaudited)
	Shares	Value
Common stocks 98.7%		$2,324,710,599
(Cost $2,251,302,509)
Australia 4.0%		93,774,835
BHP Billiton, Ltd.	745,630	13,658,175
Commonwealth Bank of Australia	280,230	14,971,602
Sonic Healthcare, Ltd.	893,690	13,161,441
Telstra Corp., Ltd.	7,374,030	30,252,821
Westpac Banking Corp.	978,631	21,730,796
Canada 6.5%		152,121,635
BCE, Inc.	1,030,980	41,690,587
Potash Corp. of Saskatchewan, Inc.	1,472,373	38,281,698
Rogers Communications, Inc., Class B	1,064,740	36,346,514
Shaw Communications, Inc., Class B	845,050	16,976,795
TELUS Corp.	575,454	18,826,041
France 8.2%		194,525,657
AXA SA	694,900	17,503,765
Electricite de France SA	1,154,960	24,913,414
Sanofi	144,895	14,252,062
SCOR SE	814,400	28,665,013
Total SA	745,610	34,377,242
Unibail-Rodamco SE	118,465	30,755,962
Vinci SA	409,360	26,331,365
Vivendi SA	718,188	17,726,834
Germany 6.3%		147,504,964
Allianz SE	114,230	18,200,526
BASF SE	301,460	24,221,263
Daimler AG	268,650	21,533,436
Deutsche Post AG	454,810	12,494,700
Deutsche Telekom AG	1,005,865	17,158,514
Muenchener Rueckversicherungs AG	204,110	37,440,196
Siemens AG	166,020	16,456,329
Italy 1.5%		34,974,747
Terna Rete Elettrica Nazionale SpA	7,514,610	34,974,747
Netherlands 1.4%		33,426,124
Royal Dutch Shell PLC, ADR, Class A	631,635	33,426,124
Norway 2.9%		67,487,323
Orkla ASA	2,429,430	17,910,527
Statoil ASA	2,206,070	33,622,640
Yara International ASA	357,530	15,954,156

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore 1.3%		$29,626,142
Singapore Exchange, Ltd.	2,676,174	13,781,070
Singapore Telecommunications, Ltd.	5,970,497	15,845,072
Spain 0.7%		16,512,624
Gas Natural SDG SA	816,470	16,512,624
Sweden 1.0%		24,342,698
Svenska Handelsbanken AB, A Shares	1,631,995	24,342,698
Switzerland 2.8%		65,794,229
Nestle SA	186,160	13,713,833
Roche Holding AG	61,355	16,702,330
Swisscom AG	65,543	35,378,066
Taiwan 0.7%		17,330,986
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	871,780	17,330,986
United Kingdom 15.4%		363,898,440
Aberdeen Asset Management PLC	2,668,500	12,952,841
Amec Foster Wheeler PLC	1,525,270	18,724,435
AstraZeneca PLC, ADR	1,016,180	31,786,110
BAE Systems PLC	4,181,970	28,785,938
British American Tobacco PLC	559,460	29,624,690
GlaxoSmithKline PLC	1,670,010	34,097,513
Imperial Tobacco Group PLC	725,535	34,922,741
National Grid PLC	3,415,170	44,996,910
Pearson PLC	1,075,670	18,648,366
Rio Tinto PLC	434,680	15,870,400
SSE PLC	1,476,535	33,087,805
Unilever PLC	412,530	16,544,428
Vodafone Group PLC	12,736,212	43,856,263
United States 46.0%		1,083,390,195
Altria Group, Inc.	674,995	36,166,234
Ameren Corp.	595,785	24,004,178
Arthur J. Gallagher & Company	285,180	12,468,070
AT&T, Inc.	1,333,020	44,256,264
Automatic Data Processing, Inc.	179,570	13,884,352
CenturyLink, Inc.	1,134,510	30,677,150
CME Group, Inc.	198,600	18,755,784
ConocoPhillips	520,535	25,584,295
Corrections Corp. of America	864,085	25,386,817
Duke Energy Corp.	517,598	36,702,874
Emerson Electric Company	326,420	15,576,762
Entergy Corp.	450,030	29,400,460
Enterprise Products Partners LP	967,590	27,198,955
Exxon Mobil Corp.	252,085	18,966,875

SEE NOTES TO FINANCIAL STATEMENTS13

			Shares	Value
United States (continued)
	Health Care REIT, Inc.		599,940	$38,006,199
	Iron Mountain, Inc.		1,116,010	31,627,723
	Kimberly-Clark Corp.		203,890	21,720,402
	Kinder Morgan, Inc.		1,387,856	44,980,413
	KLA-Tencor Corp.		263,010	13,179,431
	Lockheed Martin Corp.		139,440	28,052,539
	McDonald's Corp.		260,910	24,791,668
	Merck & Company, Inc.		317,960	17,122,146
	Microchip Technology, Inc.		376,010	15,980,425
	Microsoft Corp.		290,440	12,639,949
	Occidental Petroleum Corp.		457,305	33,387,838
	People's United Financial, Inc.		1,082,740	16,782,470
	PepsiCo, Inc.		154,180	14,327,947
	Pfizer, Inc.		441,510	14,225,452
	Philip Morris International, Inc.		606,270	48,380,346
	PPL Corp.		1,090,150	33,783,749
	Regal Entertainment Group, Class A		876,730	16,675,405
	Reynolds American, Inc.		436,292	36,539,455
	RR Donnelley & Sons Company		1,353,430	21,248,851
	Seagate Technology PLC		636,525	32,717,385
	TECO Energy, Inc.		1,566,490	33,005,944
	The Coca-Cola Company		328,520	12,917,406
	The Dow Chemical Company		457,350	20,013,636
	The Procter & Gamble Company		189,030	13,358,750
	The Southern Company		398,250	17,288,033
	Verizon Communications, Inc.		947,099	43,576,025
	Waste Management, Inc.		297,860	14,910,872
	WEC Energy Group, Inc.		684,476	32,615,281
	Wells Fargo & Company		384,500	20,505,385
Rights 0.0%				$31,736
(Cost $0)
	Commonwealth Bank of Australia (Expiration Date: 9-9-15; Strike Price: AUD 71.50) (I)		12,562	31,736
	Yield (%)		Shares	Value
Short-term investments 0.8%				$19,240,326
(Cost $19,240,326)
Money market funds 0.8%				19,240,326
Fidelity Institutional Money Market Government Portfolio	0.0100(Y	)	19,240,326	19,240,326
Total investments (Cost $2,270,542,835)† 99.5%				$2,343,982,661
Other assets and liabilities, net 0.5%				$12,866,827
Total net assets 100.0%				$2,356,849,488

14SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
AUD	Australian Dollar
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $2,276,462,713. Net unrealized appreciation aggregated $67,519,948, of which $223,454,348 related to appreciated investment securities and $155,934,400 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-15 (unaudited)

Assets
Investments, at value (Cost $2,270,542,835)	$2,343,982,661
Foreign currency, at value (Cost $2,321,078)	2,311,124
Receivable for fund shares sold	4,301,074
Dividends and interest receivable	14,190,124
Other receivables and prepaid expenses	127,421
Total assets	2,364,912,404
Liabilities
Payable for fund shares repurchased	7,485,494
Payable to affiliates
Accounting and legal services fees	29,674
Transfer agent fees	184,525
Distribution and service fees	227
Trustees' fees	7,257
Other liabilities and accrued expenses	355,739
Total liabilities	8,062,916
Net assets	$2,356,849,488
Net assets consist of
Paid-in capital	$2,167,464,847
Undistributed net investment income	14,524,365
Accumulated net realized gain (loss) on investments and foreign currency transactions	101,656,198
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	73,204,078
Net assets	$2,356,849,488

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($518,412,364 ÷ 48,928,046 shares)[1]	$10.60
Class B ($13,770,065 ÷ 1,300,336 shares)[1]	$10.59
Class C ($151,485,589 ÷ 14,295,101 shares)[1]	$10.60
Class I ($1,051,610,530 ÷ 98,884,919 shares)	$10.63
Class R2 ($1,051,071 ÷ 98,914 shares)	$10.63
Class R6 ($876,078 ÷ 82,475 shares)	$10.62
Class NAV ($619,643,791 ÷ 58,288,990 shares)	$10.63
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$11.16

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS  For the six months ended 8-31-15 (unaudited)

Investment income
Dividends	$72,074,955
Interest	436
Less foreign taxes withheld	(6,363,713)
Total investment income	65,711,678
Expenses
Investment management fees	10,610,178
Distribution and service fees	1,775,453
Accounting and legal services fees	170,908
Transfer agent fees	1,157,778
Trustees' fees	19,280
State registration fees	105,101
Printing and postage	84,719
Professional fees	55,365
Custodian fees	278,094
Registration and filing fees	37,164
Other	20,114
Total expenses	14,314,154
Less expense reductions	(113,425)
Net expenses	14,200,729
Net investment income	51,510,949
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	94,046,746
94,046,746
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(375,059,087)
(375,059,087)
Net realized and unrealized loss	(281,012,341)
Decrease in net assets from operations	($229,501,392)

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 8-31-15	Year ended 2-28-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$51,510,949	$78,990,253
Net realized gain	94,046,746	61,397,066
Change in net unrealized appreciation (depreciation)	(375,059,087)	48,574,230
Increase (decrease) in net assets resulting from operations	(229,501,392)	188,961,549
Distributions to shareholders
From net investment income
Class A	(9,062,815)	(20,928,672)
Class B	(184,080)	(486,696)
Class C	(2,055,864)	(4,343,243)
Class I	(21,073,403)	(42,929,623)
Class R2	(20,045)	(29,513)
Class R6	(15,012)	(12,521)
Class NAV	(12,116,673)	(27,036,853)
From net realized gain
Class A	—	(19,485,409)
Class B	—	(590,390)
Class C	—	(5,577,950)
Class I	—	(42,201,354)
Class R2	—	(36,286)
Class R6	—	(12,656)
Class NAV	—	(24,485,458)
Total distributions	(44,527,892)	(188,156,624)
From fund share transactions	(74,984,526)	461,724,827
Total increase (decrease)	(349,013,810)	462,529,752
Net assets
Beginning of period	2,705,863,298	2,243,333,546
End of period	$2,356,849,488	$2,705,863,298
Undistributed net investment income	$14,524,365	$7,541,308

18SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$11.78		$11.74	$10.46	$9.81	$9.50	$8.10
Net investment income[2]	0.21		0.36	0.45 [3]	0.29	0.26	0.24
Net realized and unrealized gain (loss) on investments	(1.21)		0.55	1.57	0.63	0.29	1.40
Total from investment operations	(1.00)		0.91	2.02	0.92	0.55	1.64
Less distributions
From net investment income	(0.18)		(0.44)	(0.31)	(0.27)	(0.24)	(0.24)
From net realized gain	—		(0.43)	(0.43)	—	—	—
Total distributions	(0.18)		(0.87)	(0.74)	(0.27)	(0.24)	(0.24)
Net asset value, end of period	$10.60		$11.78	$11.74	$10.46	$9.81	$9.50
Total return (%)[4,5]	(8.58	) [6]	8.10	19.85	9.66	5.98	20.64
Ratios and supplemental data
Net assets, end of period (in millions)	$518		$580	$553	$276	$215	$56
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29	[7]	1.33	1.34	1.43	1.53	1.55
Expenses including reductions	1.28	[7]	1.32	1.34	1.42	1.42	1.55
Net investment income	3.68	[7]	2.99	4.01 [3]	2.92	2.78	2.80
Portfolio turnover (%)	23		23	40	21	19	39

1	Six months ended 8-31-15. Unaudited
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS19

Class B Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$11.78		$11.74	$10.46	$9.81	$9.49	$8.10
Net investment income[2]	0.17		0.27	0.35 [3]	0.22	0.20	0.19
Net realized and unrealized gain (loss) on investments	(1.22)		0.55	1.58	0.64	0.29	1.38
Total from investment operations	(1.05)		0.82	1.93	0.86	0.49	1.57
Less distributions
From net investment income	(0.14)		(0.35)	(0.22)	(0.21)	(0.17)	(0.18)
From net realized gain	—		(0.43)	(0.43)	—	—	—
Total distributions	(0.14)		(0.78)	(0.65)	(0.21)	(0.17)	(0.18)
Net asset value, end of period	$10.59		$11.78	$11.74	$10.46	$9.81	$9.49
Total return (%)[4,5]	(9.02	) [6]	7.26	18.95	8.90	5.33	19.65
Ratios and supplemental data
Net assets, end of period (in millions)	$14		$17	$17	$11	$8	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05	[7]	2.10	2.15	2.29	2.54	2.91
Expenses including reductions	2.04	[7]	2.10	2.12	2.12	2.11	2.25
Net investment income	2.93	[7]	2.24	3.11 [3]	2.21	2.17	2.18
Portfolio turnover (%)	23		23	40	21	19	39

1	Six months ended 8-31-15. Unaudited
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

20SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$11.79		$11.74	$10.46	$9.81	$9.50	$8.10
Net investment income[2]	0.17		0.27	0.36 [3]	0.22	0.20	0.18
Net realized and unrealized gain (loss) on investments	(1.22)		0.56	1.58	0.64	0.28	1.40
Total from investment operations	(1.05)		0.83	1.94	0.86	0.48	1.58
Less distributions
From net investment income	(0.14)		(0.35)	(0.23)	(0.21)	(0.17)	(0.18)
From net realized gain	—		(0.43)	(0.43)	—	—	—
Total distributions	(0.14)		(0.78)	(0.66)	(0.21)	(0.17)	(0.18)
Net asset value, end of period	$10.60		$11.79	$11.74	$10.46	$9.81	$9.50
Total return (%)[4,5]	(8.98	) [6]	7.42	18.97	8.90	5.22	19.78
Ratios and supplemental data
Net assets, end of period (in millions)	$151		$168	$127	$65	$45	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99	[7]	2.03	2.05	2.15	2.29	2.39
Expenses including reductions	1.98	[7]	2.02	2.05	2.12	2.11	2.25
Net investment income	2.98	[7]	2.24	3.22 [3]	2.22	2.13	2.10
Portfolio turnover (%)	23		23	40	21	19	39

1	Six months ended 8-31-15. Unaudited
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS21

Class I Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$11.83		$11.78	$10.49	$9.84	$9.53	$8.13
Net investment income[2]	0.23		0.39	0.47 [3]	0.31	0.32	0.29
Net realized and unrealized gain (loss) on investments	(1.23)		0.56	1.59	0.65	0.27	1.38
Total from investment operations	(1.00)		0.95	2.06	0.96	0.59	1.67
Less distributions
From net investment income	(0.20)		(0.47)	(0.34)	(0.31)	(0.28)	(0.27)
From net realized gain	—		(0.43)	(0.43)	—	—	—
Total distributions	(0.20)		(0.90)	(0.77)	(0.31)	(0.28)	(0.27)
Net asset value, end of period	$10.63		$11.83	$11.78	$10.49	$9.84	$9.53
Total return (%)[4]	(8.57	) [5]	8.50	20.28	10.07	6.45	21.09
Ratios and supplemental data
Net assets, end of period (in millions)	$1,052		$1,242	$893	$641	$249	$123
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	[6]	1.01	1.01	1.05	1.12	1.09
Expenses including reductions	0.96	[6]	1.00	1.01	1.03	0.97	1.08
Net investment income	4.00	[6]	3.24	4.19 [3]	3.10	3.43	3.40
Portfolio turnover (%)	23		23	40	21	19	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

22SEE NOTES TO FINANCIAL STATEMENTS

Class R2 Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	[2]
Per share operating performance
Net asset value, beginning of period	$11.82		$11.78	$10.49	$9.84
Net investment income[3]	0.20		0.31	0.50 [4]	0.29
Net realized and unrealized gain (loss) on investments	(1.22)		0.58	1.52	0.63
Total from investment operations	(1.02)		0.89	2.02	0.92
Less distributions
From net investment income	(0.17)		(0.42)	(0.30)	(0.27)
From net realized gain	—		(0.43)	(0.43)	—
Total distributions	(0.17)		(0.85)	(0.73)	(0.27)
Net asset value, end of period	$10.63		$11.82	$11.78	$10.49
Total return (%)[5]	(8.71	) [6]	7.93	19.78	9.58
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.24	[8]	3.22	8.52	19.42
Expenses including reductions	1.47	[8]	1.47	1.47	1.47
Net investment income	3.55	[8]	2.66	4.38 [4]	2.91
Portfolio turnover (%)	23		23	40	21

1	Six months ended 8-31-15. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS23

Class R6 Shares Period ended	8-31-15	[1]	2-28-15	2-28-14		2-28-13	2-29-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.81		$11.77	$10.49		$9.84	$9.29
Net investment income[3]	0.24		0.39	0.48	[4]	0.33	0.13
Net realized and unrealized gain (loss) on investments	(1.22)		0.57	1.58		0.64	0.52
Total from investment operations	(0.98)		0.96	2.06		0.97	0.65
Less distributions
From net investment income	(0.21)		(0.49)	(0.35)		(0.32)	(0.10)
From net realized gain	—		(0.43)	(0.43)		—	—
Total distributions	(0.21)		(0.92)	(0.78)		(0.32)	(0.10)
Net asset value, end of period	$10.62		$11.81	$11.77		$10.49	$9.84
Total return (%)[5]	(8.45	) [6]	8.56	20.29		10.12	7.12	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		— [7]	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	[8]	6.51	10.30		10.38	15.93	[8]
Expenses including reductions	0.84	[8]	0.87	0.97		0.97	0.97	[8]
Net investment income	4.24	[8]	3.32	4.26	[4]	3.29	2.82	[8]
Portfolio turnover (%)	23		23	40		21	19	[9]

1	Six months ended 8-31-15. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

24SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	8-31-15	[1]	2-28-15	2-28-14	2-28-13	2-29-12	2-28-11
Per share operating performance
Net asset value, beginning of period	$11.82		$11.78	$10.49	$9.84	$9.53	$8.13
Net investment income[2]	0.24		0.41	0.49 [3]	0.35	0.29	0.30
Net realized and unrealized gain (loss) on investments	(1.23)		0.55	1.59	0.62	0.31	1.38
Total from investment operations	(0.99)		0.96	2.08	0.97	0.60	1.68
Less distributions
From net investment income	(0.20)		(0.49)	(0.36)	(0.32)	(0.29)	(0.28)
From net realized gain	—		(0.43)	(0.43)	—	—	—
Total distributions	(0.20)		(0.92)	(0.79)	(0.32)	(0.29)	(0.28)
Net asset value, end of period	$10.63		$11.82	$11.78	$10.49	$9.84	$9.53
Total return (%)[4]	(8.44	) [5]	8.57	20.47	10.17	6.53	21.19
Ratios and supplemental data
Net assets, end of period (in millions)	$620		$696	$653	$944	$1,019	$162
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	[6]	0.88	0.88	0.90	0.99	0.99
Expenses including reductions	0.84	[6]	0.87	0.87	0.89	0.94	0.99
Net investment income	4.11	[6]	3.42	4.35 [3]	3.56	3.11	3.49
Portfolio turnover (%)	23		23	40	21	19	39

1	Six months ended 8-31-15. Unaudited.
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

26

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015 by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$93,774,835	—	$93,774,835	—
Canada	152,121,635	$152,121,635	—	—
France	194,525,657	—	194,525,657	—
Germany	147,504,964	—	147,504,964	—
Italy	34,974,747	—	34,974,747	—
Netherlands	33,426,124	33,426,124	—	—
Norway	67,487,323	—	67,487,323	—
Singapore	29,626,142	—	29,626,142	—
Spain	16,512,624	—	16,512,624	—
Sweden	24,342,698	—	24,342,698	—
Switzerland	65,794,229	—	65,794,229	—
Taiwan	17,330,986	17,330,986	—	—
United Kingdom	363,898,440	31,786,110	332,112,330	—
United States	1,083,390,195	1,083,390,195	—	—
Rights	31,736	—	31,736	—
Short-term investments	19,240,326	19,240,326	—	—
Total investments in securities	$2,343,982,661	$1,337,295,376	$1,006,687,285	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

27

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2015, the fund and other affiliated funds entered into a syndicated line of credit agreement, with Citibank N.A. as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended were $328. For the six months ended month August 31, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through June 30, 2015, class-specific expenses, such as state registration fees and printing and postage, for all classes were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of February 28, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

28

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis equal to 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended August 31, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.47% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2015, Class R6 shares had waivers and/or reimbursement such that expenses would not exceed 0.97% for Class R6 shares.

Prior to July 1, 2015, the Advisor contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver).

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets, on an annualized basis. The expense limitation expires on June 30, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above amounted to the following for the six months ended August 31, 2015:

Class	Expense reductions	Class	Expense reductions
Class A	$22,326	Class R2	$4,879
Class B	607	Class R6	5,281
Class C	6,511	Class NAV	26,513
Class I	47,308	Total	$113,425

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended August 31, 2015 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

29

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 Fee	Service Fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,844,482 for the six months ended August 31, 2015. Of this amount, $317,021 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,525,279 was paid as sales commissions to broker-dealers and $2,182 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2015, CDSCs received by the Distributor amounted to $4,263, $9,140 and $11,399 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$859,302	$362,444	$18,682	$18,279
Class B	77,948	9,867	5,175	465
Class C	835,114	105,668	8,046	3,479

30

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class I	—	679,628	24,944	31,112
Class R2	3,089	100	5,563	62
Class R6	—	71	5,119	56
Class NAV	—	—	—	—
Total	$1,775,453	$1,157,778	$67,529	$53,453

Effective July 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period July 1, 2015 to August 31, 2015, state registration and printing and postage amounted to $37,572 and $31,266, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2015 and for the year ended February 28, 2015 were as follows:

		Six months ended 8-31-15		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,613,218	$86,509,265	20,719,507	$248,267,051
Distributions reinvested	788,016	8,930,615	3,469,242	39,825,466
Repurchased	(8,714,936)	(98,170,776)	(22,029,303)	(258,739,581)
Net increase (decrease)	(313,702)	($2,730,896)	2,159,446	$29,352,936
Class B shares
Sold	15,209	$174,208	166,047	$1,961,689
Distributions reinvested	12,951	146,781	74,877	856,685
Repurchased	(138,798)	(1,572,548)	(238,338)	(2,849,017)
Net increase (decrease)	(110,638)	($1,251,559)	2,586	($30,643)
Class C shares
Sold	1,776,017	$20,299,782	4,752,670	$56,729,485
Distributions reinvested	167,528	1,899,039	781,411	8,933,617
Repurchased	(1,930,210)	(21,790,057)	(2,090,014)	(24,867,403)
Net increase	13,335	$408,764	3,444,067	$40,795,699
Class I shares
Sold	14,375,427	$163,552,154	44,841,443	$538,638,175
Distributions reinvested	1,808,051	20,555,889	7,155,019	82,144,457
Repurchased	(22,341,849)	(249,634,726)	(22,743,540)	(270,635,958)
Net increase (decrease)	(6,158,371)	($65,526,683)	292,252,922	$350,146,674
Class R2 shares
Sold	18,310	$206,757	75,096	$890,451
Distributions reinvested	1,604	18,226	4,971	56,777
Repurchased	(34,454)	(382,660)	(11,879)	(134,980)
Net increase (decrease)	(14,540)	($157,677)	68,188	$812,248

31

		Six months ended 8-31-15		Year ended 2-28-15
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	65,863	$746,635	16,700	$197,531
Distributions reinvested	1,130	12,804	1,336	15,272
Repurchased	(19,375)	(216,097)	(2,266)	(26,284)
Net increase	47,618	$543,342	15,770	$186,519
Class NAV shares
Sold	769,472	$8,771,868	5,275,151	$63,578,517
Distributions reinvested	1,065,887	12,116,673	4,483,816	51,522,311
Repurchased	(2,453,456)	(27,158,358)	(6,277,534)	(74,639,434)
Net increase (decrease)	(618,097)	($6,269,817)	3,481,433	$40,461,394
Total net increase (decrease)	(7,154,395)	($74,984,526)	38,424,412	$461,724,827

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on August 31, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $579,031,293 and $601,293,077, respectively, for the six months ended August 31, 2015.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2015, funds within the John Hancock group of funds complex held 26.2% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Growth Portfolio	8.3%
John Hancock Lifestyle Balanced Portfolio	8.2%

32

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor), for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

33

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and its peer group average for the one- and five-year periods ended December 31, 2014. The Board also noted that the fund underperformed its benchmark index and its peer

34

group average for the three-year period ended December 31, 2014. The Board noted the fund's favorable performance relative to the benchmark index and peer group for the one- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that total expenses for the fund are equal to the peer group median.

The Board took into account management's discussion of the fund's expenses, including actions taken that have reduced certain fund expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and

35

(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is

36

consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
* * *

37

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

38

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Epoch Investment Partners, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

39

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF250810	320SA 8/15 10/15

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	This schedule is included as part of the Report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a) The certification required by Rule 30a-2(a) under the 1940 Act.

(b) The certification required by Rule 30a-2(b) under the 1940 Act.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:

/s/ Andrew Arnott

------------------------------

Andrew Arnott

President

Date: October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

------------------------------

Andrew Arnott

President

Date: October 23, 2015

By:

/s/ Charles A. Rizzo

------------------------------

Charles A. Rizzo

Chief Financial Officer

Date: October 23, 2015